   As filed with the Securities and Exchange Commission on November 25, 1998
                        File Nos. 333-32483 and 811-8305

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------
                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]

PRE-EFFECTIVE AMENDMENT NO.                                             [ ]
POST-EFFECTIVE AMENDMENT NO. 4                                          [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]

AMENDMENT NO. 6                                                         [X]


                               ------------------

                                  EUREKA FUNDS
                                  ------------
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Address of Principal Business Office)

                                  614-470-8000
                                  ------------
              (Registrant's Telephone Number, including Area Code)


                                Martin R. Dean
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and Address of Agent for Service)


                          Copies of communications to:


      Martin E. Lybecker, Esq.                 Eureka Funds
      Ropes & Gray                             3435 Stelzer Road
      1301 K Street, N.W.                      Columbus, Ohio  43219
      Suite 800 East
      Washington, D.C.  20005


Approximate Date of Proposed Public Offering: Continuous.

     It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[X] 60 days after filing pursuant to paragraph (a)(i)

[ ] on (date) pursuant to paragraph (a)(i)

[ ] 75 days after filing pursuant to paragraph (a)(ii)

[ ] on (date) pursuant to paragraph (a)(ii)

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  Shares of Beneficial Interest

                              CROSS REFERENCE SHEET
                              ---------------------

                           PROSPECTUS FOR EUREKA FUNDS
                           ---------------------------

                                  TRUST SHARES
                                  ------------

Part A Item No.                                                   Prospectus Caption
---------------                                                   ------------------
1. Cover Page.................................................    Cover Page

2. Synopsis...................................................    Prospectus Summary; Fee Table

3. Condensed Financial Information............................    Inapplicable

4. General Description of Registrant..........................    Prospectus Summary; Investment
                                                                  Objective and Policies; General
                                                                  Information - Description of the Eureka
                                                                  Funds and Its Shares

5. Management of the Funds....................................    Management of the Eureka Funds;
                                                                  General Information

5A. Management's Discussion of
        Fund Performance......................................    Inapplicable

6.  Capital Stock and Other Securities........................    How to Purchase and Redeem Shares;
                                                                  Dividends and Taxes; General
                                                                  Information - Description of the Eureka
                                                                  Funds and Its Shares; General
                                                                  Information - Miscellaneous

7. Purchase of Securities Being Offered.......................    Valuation of Shares; How to Purchase
                                                                  and Redeem Shares

8. Redemption or Repurchase...................................    How to Purchase and Redeem Shares

9. Pending Legal Proceedings..................................    Inapplicable

                               MONEY MARKET FUNDS
                               ------------------

                         Eureka Prime Money Market Fund
                      Eureka U.S. Treasury Obligations Fund

                                    BOND FUND
                                    ---------

                        Eureka Investment Grade Bond Fund

                                  BALANCED FUND
                                  -------------

                       Eureka Global Asset Allocation Fund

                                   STOCK FUND
                                   ----------

                               Eureka Equity Fund


                                  TRUST SHARES


                              SANWA BANK CALIFORNIA
                               INVESTMENT ADVISER

                               BISYS FUND SERVICES
                          ADMINISTRATOR AND DISTRIBUTOR



                        PROSPECTUS DATED February 1, 1999

                                                 TABLE OF CONTENTS


                                                                                                            Page
                                                                                                            ----
Prospectus Summary......................................................................................
Fee Table...............................................................................................
Financial Highlights....................................................................................
Investment Objective and Policies.......................................................................
Investment Restrictions.................................................................................
Valuation of Shares.....................................................................................
How to Purchase and Redeem Shares.......................................................................
Dividends and Taxes.....................................................................................
Management of Eureka Funds..............................................................................
General Information.....................................................................................
Equity Performance......................................................................................
Investment Grade Bond Performance.......................................................................













         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE EUREKA FUNDS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE EUREKA FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  EUREKA FUNDS


3435 Stelzer Road
Columbus, Ohio 43219
Investment Adviser: Sanwa Bank California


         THE EUREKA FUNDS is an open-end management investment company consisting of five separate investment funds (each a "Fund," and collectively, the "Funds"). Each Fund offers multiple classes of units of beneficial interest ("Shares").

         THE EUREKA PRIME MONEY MARKET FUND (the "Prime Money Market Fund") seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal.

         THE EUREKA U.S. TREASURY OBLIGATIONS FUND (the "U.S. Treasury Obligations Fund"), seeks current income consistent with liquidity and stability of principal. The Fund intends to invest exclusively in short-term obligations issued or guaranteed by the U.S. Treasury and repurchase agreements fully collateralized by U.S. Treasury securities.

AN INVESTMENT IN THE PRIME MONEY MARKET FUND OR THE U.S. TREASURY OBLIGATIONS FUND (TOGETHER, THE "MONEY MARKET FUNDS") IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         THE EUREKA INVESTMENT GRADE BOND FUND (the "Investment Grade Bond Fund") seeks a high level of income, consistent with preservation of capital.

         THE EUREKA GLOBAL ASSET ALLOCATION FUND (the "Global Asset Allocation Fund") seeks a balance of income and long-term capital appreciation. The Fund intends to invest in a mix of U.S. and international stocks, bonds, and cash equivalents using a disciplined asset allocation approach.


         THE EUREKA EQUITY FUND (the "Equity Fund") seeks long-term capital growth. The Fund intends to invest in the common stocks of corporations representing a broad cross-section of the U.S. economy. The Fund expects to have a level of risk commensurate with that represented by a broadly diversified portfolio of U.S. common stocks, such as the Standard & Poor's 500 Composite STOCK Price Index (The "S&P 500 Index"). There can be no assurance that the Fund's investment performance will meet or exceed that of the S&P 500 Index.

         This Prospectus relates to the Trust Shares of the Eureka Funds, which are offered to Sanwa Bank California and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial (other than for individual retirement accounts), or similar capacity. Through a separate prospectus, the Eureka Funds also offer Class A Shares, which are offered to the general public. A Statement of Additional Information, dated February 1, 1999 (as may be amended from time to time), has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information and the prospectus relating to the Class A Shares are available without charge by contacting the Eureka Funds at the address shown above.


         This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference.


         SHARES OF THE EUREKA FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, SANWA BANK CALIFORNIA, ANY OF ITS AFFILIATES, OR ANY OTHER BANK. SUCH SHARES ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE EUREKA FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                The date of this Prospectus is February 1, 1999.

                                                PROSPECTUS SUMMARY

The Eureka Funds                    The Eureka Funds, a Massachusetts business
                                    trust, is a diversified open-end management investment company which currently consists of five separately managed Funds. Each Fund offers to the public two classes of Shares:
                                    Class A and Trust Class. This prospectus relates to only the Trust Class Shares.

Investment Objective                THE PRIME MONEY MARKET FUND seeks as high a
                                    level of current income as is consistent with maintaining liquidity and stability of principal.

                                    THE U.S. TREASURY OBLIGATIONS FUND seeks current income consistent with liquidity and stability of principal.

                                    THE INVESTMENT GRADE BOND FUND seeks a high level of income, consistent with preservation of capital.

                                    THE GLOBAL ASSET ALLOCATION FUND seeks a balance of income and long-term capital appreciation.

                                    THE EQUITY FUND seeks long-term capital
                                    growth.


Investment Risks                    There can be no assurance that the Money
                                    Market Funds will be able to maintain a
                                    stable net asset value. The other Funds' net asset value and each Fund's performance may vary daily, reflecting fluctuations in the market value of its portfolio holdings, interest rate levels, and market conditions.
                                    The Investment Grade Bond Fund is primarily subject to the risks of a potential for decline in the market value of bonds due to interest rate changes or the ability of an issuer to meet its obligations. The Global
                                    Asset Allocation Fund and the Equity Fund are primarily exposed to the risk that stock prices will decline over short or even extended periods. Foreign securities, which the Investment Grade Bond Fund, The Global
                                    Asset Allocation Fund, and the Equity Fund may invest in, involve risks not associated with domestic investing. Foreign securities markets are not always as efficient as those in the United States and are often less liquid and more volatile. See "Investment
                                    Practices and Securities" for a discussion of the Funds' investments and the risks associated with investing in the Funds.

Offering Price                      The public offering price of the Prime Money
                                    Market Fund and the U.S. Treasury
                                    Obligations Fund is equal to the net asset value per Trust Share, which each Fund will seek to maintain at $1.00.

                                    The public offering price of the Investment
                                    Grade Bond Fund, the Global Asset Allocation
                                    Fund, and the Equity Fund is equal to that Fund's net asset value per Trust Share. See "HOW TO PURCHASE AND REDEEM
                                    SHARES--Purchases of Trust Shares."

Minimum Purchase                    For Trust Shares there is a $100,000 minimum
                                    initial investment with no minimum
                                    investment for subsequent purchases.
                                    Employees of Sanwa Bank California,
                                    employees of BISYS Fund Services and
                                    Trustees of the Eureka Funds may purchase
                                    Trust Shares with a $500 minimum initial investment, or a $50 minimum initial investment if investing through the Eureka
                                    Funds' Automatic Investment Plan. See "HOW
                                    TO PURCHASE AND REDEEM SHARES--Auto Invest
                                    Plan."

Investment Adviser                  Sanwa Bank California ("SBCL"), Los Angeles,
                                    California.

Dividends                           The Prime Money Market Fund, the U.S.
                                    Treasury Obligations Fund, and the
                                    Investment Grade Bond Fund declare dividends daily and pay such dividends monthly. The
                                    Global Asset Allocation Fund declares and pays dividends annually. The Equity Fund declares and pays dividends monthly.

Distributor                         BISYS Fund Services Limited Partnership
                                    d/b/a BISYS Fund Services, Columbus, Ohio.

                                    FEE TABLE

         The following tables are intended to assist investors in understanding the expenses associated with investing in Trust Shares of the Funds.


                                                PRIME           U.S. TREASURY  INVESTMENT      GLOBAL ASSET
                                                MONEY MARKET    OBLIGATIONS    GRADE BOND      ALLOCATION    EQUITY
                                                FUND            FUND           FUND            FUND          FUND
                                                ----            ----           ----            ----          ----
                                                TRUST CLASS     TRUST CLASS    TRUST CLASS     TRUST CLASS   TRUST CLASS
                                                -----------     -----------    -----------     -----------   -----------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load on Purchases                 None            None           None            None          None
Maximum Sales Load on
  Reinvested Dividends                          None            None           None            None          None
Maximum Deferred Sales Load                     None            None           None            None          None
Redemption Fees(2)                              None            None           None            None          None
Exchange Fee                                    None            None           None            None          None
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF NET ASSETS)(3)
Management Fees (after voluntary
  fee reductions)                               0.20%           0.10%          0.50%           0.80%         0.65%
12b-1 Fee                                       0.00%           0.00%          0.00%           0.00%         0.00%
Other Expenses(4)                                   %               %              %               %             %
                                                ====            ====           ====            ====          ====
Total Fund Operating Expenses
(after voluntary fee reductions)                    %               %              %               %             %
                                                ====            ====           ====            ====          ====


(1) A Participating Organization (as defined in this Prospectus) may charge a Customer's (as defined in the Prospectus) account fees for automatic investments, exchanges, and other investment management services provided in connection with investment in Trust Shares of a Fund. See "HOW TO PURCHASE AND REDEEM SHARES--"Purchases of Trust Shares" and "HOW TO PURCHASE AND REDEEM SHARES--Exchange Privilege."

(2) A wire redemption charge may be deducted from the amount of a wire redemption payment made at the request of a shareholder. See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone."


(3) [SBCL has agreed to voluntarily reduce the amount of its investment advisory fee.] Absent the voluntary reduction of investment advisory fees, Management Fees and Total Operating Expenses as a percentage of average daily net assets for Trust Shares would be 0.30%, 0.39% and 0.69%, respectively, for the Prime Money Market Fund; 0.20%, 0.40% and 0.60%, respectively, for the U.S. Treasury Obligations Fund; 0.60%, 0.40% and 1.00%, respectively, for the Investment Grade Bond Fund; 0.90%, 0.64 and 1.54%, respectively, for the Global Asset Allocation Fund; and 0.75%, 0.37% and 1.12%, respectively, for the Equity Fund. Lower total fund operating expenses will result in higher yields.


(4) "Other Expenses" are based on estimated amounts for the current fiscal year.


EXAMPLE:


You would pay the following expenses on a $1,000 investment in Trust Shares, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                          1 YEAR          3 YEARS        5 YEARS       10 YEARS
                                                          ------          -------        -------       --------
Prime Money Market Fund                                      $                $             $              $
U.S. Treasury Obligations Fund                               $                $             $              $
Investment Grade Bond Fund                                   $                $             $              $
Global Asset Allocation Fund                                 $                $             $              $
Equity Fund                                                  $                $             $              $


         Trust Shares are not subject to a 12b-1 fee and are not sold pursuant to a sales charge.

         These tables are intended to assist investors in understanding the various costs and expenses associated with investing in the Funds. See "MANAGEMENT OF EUREKA FUNDS" for a more complete discussion of annual operating expenses of each Fund. THE EXAMPLE IS NOT CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

    The tables below set forth Certain financial information concerning the investment results for the Trust Shares of each Fund for the period from its commencement of operations through September 30, 1998. The information from the commencement of operations to September 30, 1998 is part of the financial statements audited by Ernst & Young LLP, independent accountants for the Eureka Funds, whose report on the Eureka Funds' financial statements for the period ended September 30, 1998 appears in the Statement of Additional Information. Further financial data is incorporated by reference into the Statement of Additional Information.

                                                     PRIME MONEY       U.S. TREASURY     INVESTMENT GRADE
                                                     MARKET FUND     OBLIGATIONS FUND        BOND FUND
                                                  NOVEMBER 1, 1997   NOVEMBER 3, 1997    NOVEMBER 1, 1997
                                                  TO SEPT. 30, 1998  TO SEPT. 30, 1998   TO SEPT. 30, 1998
                                                  -----------------  -----------------   -----------------
NET ASSET VALUE, Beginning of period                         $                  $                   $

INVESTMENT ACTIVITIES
  Net investment income

Net realized and unrealized gains (loss)

Total income from investment operations

DISTRIBUTIONS
  From net investment income

  Net change in net asset value

NET ASSET VALUE, End of period                               $                   $                  $

TOTAL RETURN                                             %(A)                %(A)               %(A)

RATIOS/SUPPLEMENTARY DATA:
  Net assets, end of period (000's)                          $                   $                  $
  Ratio of expenses to average net assets                 %(B)                %(B)               %(B)
  Ratio of net investment income to average net assets                        %(B)               %(B)
  Ratio of expenses to average net assets*                %(B)                %(B)               %(B)
  Ratio of net investment income to average net assets*                       %(B)               %(B)
  Portfolio turnover rate                                  N/A                 N/A                  %

                                                            GLOBAL ASSET
                                                            ALLOCATION FUND        EQUITY FUND
                                                           NOVEMBER 1, 1997     NOVEMBER 1, 1997
                                                           TO SEPT. 30, 1998   TO SEPT. 30, 1998
                                                          -----------------   -----------------
NET ASSET VALUE, Beginning of period                         $                   $

INVESTMENT ACTIVITIES
  Net investment income

Net realized and unrealized gains (loss)

Total income from investment operations

DISTRIBUTIONS
  From net investment income

  Net change in net asset value

NET ASSET VALUE, End of period                                 $                   $

TOTAL RETURN                                               %(A)                %(A)

RATIOS/SUPPLEMENTARY DATA:
  Net assets, end of period (000's)                            $                   $
  Ratio of expenses to average net assets                   %(B)                %(B)
  Ratio of net investment income to average net assets      %(B)                %(B)
  Ratio of expenses to average net assets*                  %(B)                %(B)
  Ratio of net investment income to average net assets*     %(B)                %(B)
  Portfolio turnover rate                                      %                   %

 ---------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Not Annualized.
(b)  Annualized.

                        INVESTMENT OBJECTIVE AND POLICIES

MONEY MARKET FUNDS

         Each Money Market Fund will endeavor to achieve its objective by investing in a portfolio of high-quality money market instruments which complies with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). All instruments in which the Money Market Funds invest will be deemed to have maturities of 397 days or less. The average dollar weighted maturity of each Money Market Fund's portfolio will not exceed 90 days. See "VALUATION OF SHARES" and the Statement of Additional Information for a further explanation of the amortized cost valuation method.

         All securities acquired by the Money Market Funds will be determined at the time of purchase, under guidelines established by the Eureka Funds' Board of Trustees, to present minimal credit risks. Under the guidelines adopted by the Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, SBCL may be required to dispose of an obligation held in a Fund's portfolio if there is an indication that the instrument's credit quality has diminished, such as where a nationally recognized statistical ratings organization ("NRSRO") downgrades an obligation to below the second highest rating category or in the event of a default relating to the financial condition of the issuer.

PRIME MONEY MARKET FUND

         The investment objective of the Prime Money Market Fund is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal. The Fund will invest in certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements, reverse repurchase agreements, other money market securities, short-term corporate, state, and municipal obligations that are rated in the top two tiers by an NRSRO or, if unrated, are of comparable quality. The Fund also invests in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government or by an agency of the U.S. government (certain agency securities are not backed by the full faith and credit of the U.S. government).

U.S. TREASURY OBLIGATIONS FUND

         The investment objective of the U.S. Treasury Obligations Fund is to seek current income consistent with liquidity and stability of principal. Under normal market conditions, the Fund will invest exclusively in short-term obligations issued or guaranteed by the U.S. Treasury and repurchase agreements fully collateralized by U.S. Treasury securities.

INVESTMENT GRADE BOND FUND

         The Investment Grade Bond Fund seeks a high level of income, consistent with preservation of capital. To achieve this objective, the Fund intends to invest in a broad range of fixed income securities, including U.S. Treasury securities (bonds, notes, and bills), U.S. agency securities, mortgage related securities, corporate securities, preferred stocks, depository institution obligations, and repurchase agreements. Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds (i.e., debt securities) which are investment grade securities, as determined by NRSRO ratings, or if unrated, as determined by SBCL to be of comparable quality.

         The Fund will invest in a varying combination of cash, U.S. Treasury securities, U.S. agency securities, mortgage related securities, and corporate securities which are all issued in U.S. dollars. In pursuing its investment objective, the Fund expects that its portfolio will be characterized by investment risk that is similar to that of a theoretical broadly diversified domestic investment grade bond portfolio, such as a portfolio structured to match the Salomon Broad Investment Grade Index or the Lehman Aggregate Index.

         SBCL uses its proprietary, quantitative fixed income security selection strategy to determine the optimal combination of investments in the portfolio. SBCL will use a variety of quantitative investment models and risk management systems to identify the optimal interest rate, credit, and convexity exposure at any point in time. SBCL seeks the fixed income sectors and/or securities with high expected relative return premiums, adjusted for risk. Fundamental valuation, macroeconomic, technical and risk measures are all employed to determine the expected relative return premium for each sector and/or security. Once the attractiveness of the various investment sector and individual security alternatives is determined, the portfolio is constructed so as to overweight those sectors and/or securities with the most-favorable prospects, according to the current quantitative analysis.

         In order to execute its strategy in an efficient manner, SBCL may utilize bond index futures contracts in representing various yield curve sectors. The Fund will use futures contracts to provide an efficient means of achieving exposure to the fixed income markets. Futures contracts may be used to provide liquidity, gain broad market exposure, and hedge unwanted interest rate exposure. SBCL will not use futures to leverage the Fund's holdings.

         The Fund may invest up to 20% of its net assets in non-investment grade debt securities, preferred stocks and convertible securities. In the event that a security held by the Fund is downgraded, the Fund may continue to hold such security until such time as SBCL deems it to be advantageous to dispose of the security.


         The Fund may hold securities of foreign issuers, provided such securities are denominated in U.S. dollars and may invest in emerging market securities. The Fund may also invest in bond (interest rate) futures and options to a limited extent. See "Investment Objective and Policies--Specific Investment Policies."

GLOBAL ASSET ALLOCATION FUND

         The investment objective of the Global Asset Allocation Fund is to seek a balance of income and long-term capital appreciation. Through the use of a disciplined asset allocation approach, the Fund intends to invest in, and assume a level of risk commensurate with, a globally diversified portfolio of stocks, bonds, and cash equivalents. By systematically diversifying across countries, currencies, and asset classes (stocks and bonds), the Fund pursues its capital appreciation goals while seeking to control portfolio risk. Under normal market conditions, the Fund will invest at least 25% of its net assets in fixed income securities.

         The Fund will invest in a varying combination of stocks, bonds, and cash equivalents selected primarily from major markets such as: the United States, Japan, the U.K., Germany, France, Switzerland, Spain, Canada, and Australia. The Fund may also invest in other markets, including emerging markets.

         Under normal circumstances, at least 65% of the Fund's net assets will be invested in securities representing at least three different countries, including the United States.

         SBCL uses its proprietary, quantitative global tactical asset allocation, global currency allocation, and global sector rotation strategies to determine the optimal combination of investments in the portfolio. SBCL will use a variety of quantitative investment models to identify the country, sector, and asset classes deemed most attractive. SBCL seeks those sectors, asset classes, countries, and currencies with a high expected relative return premium, adjusted for risk. Fundamental valuation, macroeconomic, technical, and risk measures are all employed to determine the expected relative return premium for each country, currency, asset class, and sector. Once the relative attractiveness of the various investment class alternatives is determined, the portfolio is constructed so as to overweight those countries, currencies, sectors, and asset classes with the most favorable prospects, according to the current quantitative analysis.

         In evaluating equity exposure, SBCL attempts to assess the relative value of each country's market in the aggregate. SBCL may overweight the Fund's investments in a few selected countries and/or asset classes. The Fund's equity exposure typically will not deviate by more than 20% from the market capitalization weights of the respective individual equity markets. Relative market capitalization of each equity market is determined by that market's representation in the Salomon Smith Barney Primary World Index or the Morgan Stanley Capital International World Index. For example, if the Japanese equity market represents 30% of the Salomon Smith Barney Primary World Index, then Japanese equities will typically represent not less than 10% nor more than 50% of the Fund's equity exposure.

         Investments will also include direct investments in short-term or long-term government bonds, and U.S. and foreign cash equivalents. Bonds in the Fund's portfolio are expected to range in maturity from one to thirty years.

         In order to execute its strategy in an efficient manner, SBCL may utilize equity index, bond index, and currency futures contracts in the various countries. The Fund will use futures contracts to provide an efficient means of achieving broad market exposure to the stock, fixed income and currency markets of a particular country, to provide liquidity, and to facilitate asset allocation shifts. Currency futures provide an efficient vehicle for hedging foreign exchange exposure. By investing in a stock index futures contract the Fund is exposed to an index of stocks without buying each underlying security in that index. See "Options and Futures" in the Statement of Additional Information for a more detailed discussion of the risks associated with investment in futures contracts.

EQUITY FUND

         The Equity Fund's investment objective is to seek long-term capital growth. The Fund intends to invest in the common stocks of corporations from a broad cross section of the U.S. economy. The Fund expects to assume a level of risk commensurate with that represented by a broadly diversified portfolio of U.S. common stocks, such as that measured by the S&P 500 Index. Under normal market conditions, the Fund will invest at least 65% of its net assets in common stocks.

         Equity investments are chosen based upon SBCL's proprietary, quantitatively-disciplined stock selection models. A combination of valuation, growth, technical, and risk measures are used to rank a universe of approximately 1,000 U.S. equity issues. The issues assigned the most attractive overall composite ratings are those which are deemed to have greater potential for price appreciation over a short-to-intermediate term horizon. The portfolio is then constructed so that the aggregate investment characteristics of the Fund are similar to those of the S&P 500 Index. These characteristics include such measures as economic sector diversification, P/E ratio, dividend yield, and market "beta" (or sensitivity). However, while maintaining aggregate investment characteristics similar to those of the S&P 500 Index, the Fund seeks to invest in individual common stocks -- including stocks which may not be part of that Index -- which SBCL believes hold a greater potential for price appreciation. There can be no assurance that the Fund's investment performance will meet or exceed that of the S&P 500 Index.

         Although the Fund normally intends to be fully invested in common stocks, it may invest temporarily in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity in order to meet shareholder redemptions.

         The Fund may also utilize equity index futures for the dual purpose of providing an adequate level of liquidity to the Fund and ensuring that cash balances achieve equity-like returns. This "equitization" of short-term cash balances will assist the Fund to meet its investment objective. By investing in a stock index futures contract the Fund is exposed to an index of stocks without buying each underlying security in that index. Under no circumstances will the market exposure of futures contracts exceed 30% of the Fund's net assets. SBCL will not use futures to leverage the Fund's holdings. See "Options and Futures" in the Statement of Additional Information for a more detailed discussion of the risks associated with investments in futures contracts.

ALL FUNDS

         The investment objective of each Fund is fundamental and may not be changed without the vote of a majority of the outstanding Shares of the Fund (as defined below under "GENERAL INFORMATION--Miscellaneous"). There can be no assurance that a Fund will achieve its investment objective.

SPECIFIC INVESTMENT POLICIES


         The Funds invest in a variety of securities and employ a number of investment practices. Each security and investment practice involves certain risks. This table shows the securities and investment practices utilized by the Funds and the risks inherent in their use. For a more complete discussion of each instrument, its policy limitations, and its attendant risks, consult the Funds' Statement of Additional Information.

         X      No fundamental policy limitation on usage

         -      Not permitted

         + For temporary defensive purposes may constitute 100 percent of total assets

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
INVESTMENT PRACTICES
--------------------
AND SECURITIES
--------------

ASSET BACKED SECURITIES.  Securities secured by                 X           __            X             35          35
company receivables, home equity loans, truck and auto
loans, leases, credit card receivables and other securities
backed by receivables or assets.  Credit, interest rate,
opportunity and pre-payment risks.

BANKERS' ACCEPTANCES.  Bills of exchange or time                25          __            35+           35+        35+
drafts drawn on and accepted by a commercial bank.
Credit risk.

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
BORROWINGS.(1)The borrowing of money from banks or             33-1/3      33-1/3        33-1/3       33-1/3      33-1/3
through reverse repurchase agreements.  Leverage and
credit risks.

CERTIFICATES OF DEPOSIT.  Negotiable instruments with a         X           __            35+           35+        35+
stated maturity.  Credit and liquidity risks.

COMMERCIAL PAPER AND OTHER SHORT-TERM                           X           __            35+           35+        35+
OBLIGATIONS.  Short-term promissory notes or other
obligations issued by corporations and other entities.
Credit risk.

COMMON STOCK.  Shares of ownership of a company.                __          __            __            X           X
Market risk.

CONVERTIBLE SECURITIES.  Bonds or preferred stock that          __          __            X             X           X
convert to common stock.  Credit, interest rate and
market risks.

CORPORATE OR COMMERCIAL BONDS.  Debt securities                 X           __            X             X           35
issued by corporations.  Credit and interest rate risks.

DOLLAR ROLLS.  A transaction in which a fund sells              __          __            X             X           X
securities for delivery in a current month and
simultaneously contracts with the same party to
repurchase similar but not identical securities on a
specified future date.  Interest rate, management and
market risks.

EMERGING MARKET SECURITIES.  Securities of countries             __         __            15             15         15
with emerging economies or securities markets.
Currency, information, liquidity, market and political
risks.

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
FOREIGN SECURITIES.

o        Stocks and bonds of foreign issuers                    __          __             35           X           35

o        American depository receipts, European                 __          __             35           X           35
         depository receipts, global depository receipts
         and other similar global instruments

Currency, information, liquidity, market, natural event and political risks.

FORWARD COMMITMENTS.  The purchase or sale of a                 X           X              X            X           X
security with payment and delivery scheduled for a
future time.  Leverage, market and opportunity risks.

FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS.                 __          __             __           50          __
Contractual agreement to purchase or sell one specified
currency for another currency at a specified future date
and price.  Credit, correlation, currency, information,
leverage, liquidity, management, market, opportunity
and political risks.

ILLIQUID SECURITIES.(3) Securities which may be difficult       10          __            15            15          15
to sell at an acceptable price.  Liquidity, market and
valuation risks.

INVESTMENT COMPANY SECURITIES. Shares of other mutual funds. SBCL and BISYS Fund Services will reduce certain fees when investing in funds for which it serves as investment adviser or administrator.
(Investments in any one fund will not exceed 5% of total assets. Investments in all funds will not exceed
10% of total assets.)  Management and market risks.

o        Money market mutual funds                              10          10            10            10          10

o        Non-money market mutual funds                          __          __            __            10          __

MORTGAGE BACKED SECURITIES. Debt obligations                     2           2            X             35          35
secured by real estate loans and pools of loans,
including such securities as collateralized mortgage
obligations, which are structured pools of mortgage pass
through certificates or mortgage loans, real estate
investment conduits, and stripped mortgage backed
securities.  Mortgage backed securities may have
greater price and yield volatility than traditional fixed-
income securities and their prepayment sensitivity may
range from relatively low to relatively high.  Credit,
interest rate, opportunity and pre-payment risks.

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
MUNICIPAL OBLIGATIONS.  Securities issued by a state or         X           __            X             __          __
political subdivision to obtain funds for various public
purposes.  Municipal obligations include participation
certificates in leases, installment purchase contracts and
conditional sales contracts.  Credit, liquidity, political
and tax risks.

OPTIONS AND FUTURES.(1) Contracts involving the right or        __          __            X             X           X
obligation to deliver or receive assets or money
depending upon the performance of one or more assets
or an economic index.  Currency, correlation, credit,
interest rate, leverage, liquidity, opportunity and market
risks.

PREFERRED STOCK.  A class of stock that generally pays a        __          __            30            X           X
dividend at a specified rate and has preference over
common stock in the payment of dividends and
liquidation.  Market risk.

REPURCHASE AGREEMENTS.(1) The purchase of a security             X           X             X             X           X
and the simultaneous commitment to sell it back at an
agreed upon price.  Credit, market and leverage risks.

REVERSE REPURCHASE AGREEMENTS.(1, 4) The sale of a               X           X             X             X           X
security and the simultaneous commitment to buy it
back at an agreed upon price.  Credit, leverage and
market risks.

RESTRICTED SECURITIES.(5) Securities not registered under        X           __            X             X           X
the Securities Act of 1933.  Market and valuation risks.
RIGHTS AND WARRANTS.  A contract issued by a                     __          __            X             X           X
corporation enabling the owner to subscribe to and
purchase a specified number of shares of the corporation
at a specified price during a specified period of time.
Market and valuation risks.

SECURITIES LENDING.(1)  The lending of securities to          33-1/3       33-1/3       33-1/3         33-1/3      33-1/3
financial institutions, which provide cash or government
securities as collateral.  Credit risk.

SHORT-TERM TRADING. The sale of a security soon after           __          __            X             X           X
its purchase.  A portfolio engaging in such trading will
have higher turnover and transaction expenses.  Such
trading may also increase a shareholder's tax
liability.  Market risk.

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
SWAPS, CAPS AND FLOORS.(5)  Swaps involve the exchange          __          __            X             X           X
of obligations by two parties.  Caps and floors entitle a
purchaser to a principal amount from the seller of the
cap or floor to the extent that a specified index exceeds
or falls below a predetermined interest rate or amount.
Correlation, credit, interest rate, liquidity, management,
market and opportunity risks.

TIME DEPOSITS.  Non-negotiable receipts issued by a             X           __            35+           35+        35+
bank in exchange for the deposit of funds.  Liquidity
risk.

U.S. GOVERNMENT SECURITIES.  Short-term debt                    X           X             X             X          35+
instruments issued or guaranteed by the U.S. Treasury
or by an agency or instrumentalities of the U.S.
government.  Credit and interest rate risk.

VARIABLE AND FLOATING RATE INSTRUMENTS.  Obligations            X           X             X             X           __
with a yield that is reset on a periodic basis and loosely
correlated to changes in money market interest rates,
including variable and floating rate notes and bonds.
Credit, interest rate and liquidity risks.

WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES.  The                X           X             X             X           X
purchase or sale of securities for delivery at a future
date.  Leverage, market and opportunity risks.


     (1) Each Fund has a fundamental investment policy regarding these practices or securities, as set forth in the Statement of Additional Information, which may in some cases be less restrictive than the operating policy set forth in the chart.

     (2) The Money Market Funds may invest in these securities only if consistent with their objectives and Rule 2a-7.

     (3) Each Fund's liquidity limit is calculated as a percentage of its net assets.

     (4) Reverse repurchase agreements would also be subject to a Fund's policy on borrowings.

     (5) Relative to other securities, these securities are more likely to be deemed illiquid and, therefore, may be subject to the restrictions on illiquid securities.

TYPES OF INVESTMENT RISK

CORRELATION RISK. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks and volatility.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

INFORMATION RISK. The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK. The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK. Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

         o HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. There can be no assurance that a Fund's hedging transactions will be effective.

         o SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This risk is common to all mutual funds.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

NATURAL EVENT RISK. The risk of losses attributable to natural disasters, crop failures and similar events.

OPPORTUNITY RISK. The risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK. The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war. There are also risks particular to investing in foreign securities, including higher transaction costs, delayed settlements, currency controls and adverse economic developments.

PRE-PAYMENT RISK. Early repayment of principal and interest will effect the rate of return on mortgage-backed securities and may result in greater price and yield volatility and possible investment losses. When mortgage obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup any premium paid on mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee.

TAX RISK. The risk that the issuer of tax-exempt securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause interest income to be retroactively included in gross income.

VALUATION RISK. The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

PORTFOLIO TURNOVER


         High portfolio turnover rates will generally result in higher transaction costs to a Fund and may result in higher levels of taxable realized gains to a Fund's shareholders. To the extent such gains are short-term capital gains, they generally will be subject to tax at ordinary income tax rates.


                             INVESTMENT RESTRICTIONS

         The Funds are subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the particular Fund ("fundamental policies"). These fundamental policies (including those noted by Footnote 1 in the chart above) are set forth in their entirety in the Funds' Statement of Additional Information.

                               VALUATION OF SHARES

         The net asset value of each Fund other than the Money Market Funds is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange

(generally 4:00 p.m. Eastern time) on each Business Day ("Valuation Times"). The net asset value of each Money Market Fund is determined and its shares are priced as of 1:00 p.m. (Eastern time) and as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each Business Day ("Valuation Times"). For each Money Market Fund, a "Business Day" constitutes (i) any day on which the Federal Reserve Bank is open and the New York Stock Exchange (the "NYSE") is open for trading and (ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. For each Fund, other than the Money Market Funds, a Business Day is (i) any day on which the NYSE is open for trading and (ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. Net asset value per Share for purposes of pricing sales and redemptions is calculated by determining the value of the class's proportional interest in the securities and other assets of a Fund, less
(i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of relevant class Shares outstanding.

         The securities in each Fund, other than the Money Market Funds, will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value.

         The Money Market Funds use the amortized cost method of valuing their securities. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact fluctuating interest rates have on the market value of the security. If the Board of Trustees determines that the deviation from a $1.00 price per share may result in material dilution or other unfair results to Shareholders, it will take appropriate steps to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten the average portfolio maturity of a Fund, adjusting or withholding dividends, or utilizing a net asset value per share determined by using available market quotations. There can be no assurance that a Money Market Fund will maintain a stable net asset value of $1.00 per Share.

         Most international securities held by the Global Asset Allocation Fund are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless SBCL under the supervision of the Board of Trustees determines such method does not represent fair value.

         For further information about the valuation of investments, see the Statement of Additional Information.

                        HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR


         Shares are sold on a continuous basis by the Eureka Funds' Distributor, BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219. If you are an employee of SBCL and you wish to purchase shares, contact the Eureka Funds at
(888) 306-3005. Customers of SBCL or one of its affiliates should contact SBCL directly for instructions on how to purchase shares.


PURCHASES OF TRUST SHARES

         Trust Shares may be purchased through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of Customers of SBCL or one of its affiliates (individually a "Bank" and collectively the "Banks") or other financial service providers approved by the Distributor.

         Shares of the Eureka Funds sold to the Banks acting in a fiduciary, advisory, custodial (other than for individual retirement accounts), or other similar capacity on behalf of Customers will normally be held of record by the Banks. With respect to Shares so sold, it is the responsibility of the Banks to transmit purchase or redemption orders to the Distributor and to deliver Federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Banks and reflected in the account statements provided by the Banks to Customers.

         Trust Shares are sold at the net asset value next determined after receipt by the Distributor of a purchase order in good form. See "VALUATION OF SHARES." There is no sales charge imposed by the Eureka Funds in connection with the purchase of Trust Shares.

         Employees of SBCL, employees of BISYS Fund Services and Trustees of the Eureka Funds may directly purchase Trust Shares of a Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) for at least the minimum initial purchase amount payable to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. Employees of SBCL, employees of BISYS Fund Services and Trustees of the Eureka Funds may obtain an Account Registration Form and additional information regarding the Eureka Funds by calling (888) 890-8121. Subsequent purchases of Trust Shares of a Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) to the above address.


         The minimum initial investment is $100,000, except for purchases by employees of SBCL, employees of BISYS Fund Services and Trustees of the Eureka Funds, in which case the minimum initial investment is $500, or $50 if part of the Eureka Funds' automatic investment plan, as described below. There is no minimum subsequent investment requirement. There is no limit on the amount of Trust Shares that may be purchased.

EUREKA FUNDS INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

         The Eureka Funds make available IRAs, including IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and IRA "Rollover Accounts." An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Trust Shares for an IRA. Eureka Funds IRA contributions may be tax deductible and earnings are tax deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

         The Eureka Funds also make available the Roth IRA. Unlike a traditional IRA, contributions to a Roth IRA are not tax deductible. However, distributions are generally excluded from income provided they occur at least five years after the creation of the Roth IRA and the distribution is (1) made on or after the date on which the individual attains age 59 1/2; (2) made to a beneficiary (or the individual's estate) on or after the individual's death; (3) attributable to the individual being disabled; or (4) a "qualified first-time homebuyer distribution," subject to a $10,000 limit.

         The Eureka Funds IRAs are available to employees of SBCL, employees of BISYS Fund Services and Trustees of the Eureka Funds; the minimum initial investment in an IRA is $500. There is no minimum subsequent investment requirement.

         All Eureka Funds IRA distribution requests must be made in writing to BISYS Fund Services, Inc. (the "Transfer Agent"). Any additional deposits to a Eureka Funds IRA must distinguish the type and year of the contribution.


         For more information on Eureka Funds IRA call the Eureka Funds at (888) 890-8121. Shareholders are advised to consult a tax adviser on Eureka Funds IRA contribution and withdrawal requirements and restrictions. Shareholders should read the Disclosure Statement and Custodial Agreement for further details on eligibility, service fees, and tax implications.

ADDITIONAL INFORMATION ABOUT PURCHASING SHARES

         Purchases of Trust Shares of the Eureka Funds will be effected only on a Business Day (as defined in "VALUATION OF SHARES"). An order for a Money Market Fund received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order for a Money Market Fund received after the last Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day. An order for any Fund other than a Money Market Fund received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order for any Fund other than a Money Market Fund received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the Business Day.

         An order to purchase Trust Shares of a Money Market Fund will be deemed to have been received by the Distributor when federal funds are available to the Eureka Funds' custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares of a Money Market Fund which is transmitted by federal funds wire will be available the same day for investment by the Eureka Funds' custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of a Money Market Fund.

         Shares of a Money Market Fund purchased before 1:00 p.m., Eastern time, begin earning dividends on the same Business Day. All Shares of a Money Market Fund continue to earn dividends through the day before their redemption.

         Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer's account fees for services provided in connection with investment in the Eureka Funds. Information concerning this Prospectus should be read in conjunction with any such information received from the Participating Organizations or Banks.

         The Eureka Funds reserve the right to reject any order for the purchase of its Trust Shares in whole or in part, including purchases made with foreign drafts or checks. The Group will not accept third party checks for investment.

         Please contact SBCL or your Participating Organization regarding proper instructions and information to purchase or redeem Shares by check or wire. Shareholders may also execute telephone transactions as explained below.

AUTO INVEST PLAN


         Eureka Funds' Auto Invest Plan enables a Shareholder who is an employee of SBCL, an employee of BISYS Fund Services or a Trustee of the Eureka Funds, to make regular purchases of Trust Shares through an automatic deduction from his or her bank account. With Shareholder authorization, BISYS Fund Services, Inc. (the "Transfer Agent") will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account and will automatically invest that amount in Trust Shares at the public offering price on the date of such deduction. The required minimum initial investment when opening an account using the Auto Invest Plan is $50 per Fund; the minimum amount for subsequent investments in a Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration Form or submit a subsequent written request to the Transfer Agent. To change the frequency or amount of the Auto Invest Plan or to discontinue the feature, a Shareholder may call the Eureka Funds at (888) 890-8121. Changes to the Bank information must be made in writing, with a signature guarantee (as described below), to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. The Auto Invest Plan may be amended or terminated without notice at any time by the Distributor.


EXCHANGE PRIVILEGE

         Trust Shares of each Fund may be exchanged for Trust Shares of the other Funds, provided that the Shareholder making the exchange is eligible on the date of the exchange to purchase Trust Shares (with certain exceptions and subject to the terms and conditions described in this prospectus). Trust Shares of each Fund may be exchanged for Class A Shares in instances where the Shareholder ceases to be eligible to purchase Trust Shares.

         The Eureka Funds do not impose a fee for processing exchanges of its Trust Shares. Shareholders may exchange their Trust Shares for Trust Shares of another Fund on the basis of the relative net asset value of the Shares exchanged.

         An exchange from one Fund to another Fund is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the Shareholder's tax cost (or "basis") in the Shares surrendered and the value of the Shares received in the exchange.

         A Shareholder wishing to exchange Trust Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Distributor or the Transfer Agent by 4:00 p.m. (Eastern time) on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange should obtain and review a prospectus describing the Fund and class of Shares which he or she wishes to acquire before making the exchange. The exchange privilege may be exercised only in those states where the class of

Shares of such other Fund may legally be sold. The Eureka Funds reserve the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days written notice.

         The Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that excessive trading can have on efficient portfolio management, the Funds have established a policy of limiting exchange activity to four substantive exchange redemptions from a Fund during any calendar year. There is a $500 minimum for all exchanges.

AUTO EXCHANGE

         Eureka Funds Auto Exchange enables a Shareholder, who is an employee of SBCL, an employee of BISYS Funds Services or a Trustee of the Eureka Funds, to make regular, automatic withdrawals from Trust Shares of a Money Market Fund and use those proceeds to benefit from dollar-cost-averaging by automatically making purchases of shares of another Eureka Fund. With shareholder authorization, the Transfer Agent will withdraw the amount specified (subject to the applicable minimums) from the Shareholder's Money Market Fund account and will automatically invest that amount in Trust Shares of the Fund designated by the Shareholder. In order to participate in the Auto Exchange, Shareholders must have a minimum beginning balance of $10,000 in their Money Market Fund account.

         To participate in the Auto Exchange, Shareholders should complete the appropriate section of the Account Registration Form, which can be acquired by calling the Distributor. To change the Auto Exchange instructions or to discontinue the feature, a Shareholder must send a written request to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. The Auto Exchange may be amended or terminated without notice at any time by the Distributor.

REDEMPTION OF SHARES

         Shareholders may redeem their Trust Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES") and Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account held by a Participating Organization or Bank. For example, if a Customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Participating Organization or Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares to the extent necessary to maintain the required minimum balance. If a distribution is to be made to a Customer who is not eligible to receive Trust Shares, for whatever reason, then Class A Shares will be distributed to that Customer.

         Each Fund reserves the right to redeem a shareholder's Trust Shares if the Shareholder does not maintain a balance of $25,000 in the Trust Shares of that Fund. Employees of SBCL, employees of BISYS Fund Services and Trustees of the Eureka Funds will not be required to maintain a minimum balance in Trust Shares of the Funds.


REDEMPTION BY MAIL


         A written request for redemption must be received by the Eureka Funds in order to constitute a valid tender for redemption. The signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Shareholder(s) of record; or (b) a redemption check is to be mailed to the Shareholder(s) at an address other than the address of record or other than to a commercial bank designated on the Account Registration Form of such Shareholder(s). The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or
(3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. A signature notarized by a notary public will not be accepted as a signature guarantee. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion regarding sending proceeds to your bank account.


REDEMPTION BY TELEPHONE

         Shares may be redeemed by telephone if the Shareholder selected that option on the Account Registration Form or in a subsequent written request to the Transfer Agent. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Presently there is no charge. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, contact SBCL or your Participating Organization.

TELEPHONE PROCEDURES


         A change of address may be requested over the telephone or by fax. These requests will be processed and subject to independent verification at the point of entry. Telephone and faxed address changes may not be made in conjunction with a redemption request or a change in Auto Invest/Auto Withdrawal instructions. A Shareholder that changes his or her address by phone will have their account subject to a ten business day escrow hold.

         The Distributor, the Transfer Agent, SBCL and the Eureka Funds will not be liable for any losses, damages, expenses or costs arising out of any telephone transaction (including purchases, exchanges, and redemptions) effected in accordance with the Eureka Funds' telephone transaction procedures, upon instructions reasonably believed to be genuine. The Eureka Funds will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are followed, the Eureka Funds will not be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a Shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may mail redemption requests to the Eureka Funds.


CHECK WRITING SERVICE

         Shareholders of Trust Shares of a Money Market Fund may write checks in the amount of $500 or more, against their Fund account. A Shareholder will receive a supply of checks after a signed signature card is received. A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his or her account. The Eureka Funds reserve the right to charge a Shareholder's account a fee for stopping payment of a check upon the Shareholder's request or if the check cannot be honored because of insufficient funds or other valid reasons.

AUTO WITHDRAWAL PLAN

         Eureka Funds Auto Withdrawal Plan enables Shareholders to make regular redemptions of Trust Shares of a Fund. With Shareholder authorization, the Transfer Agent will automatically redeem Trust Shares at the net asset value of the applicable Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the Shareholder. To participate in the Auto Withdrawal Plan, Shareholders must have at least $10,000 in the Fund selected and must maintain a minimum account balance of $1,000 in the Fund. The minimum required withdrawal is $100 monthly. The purchase of additional Trust Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities.

         To participate in the Auto Withdrawal Plan, Shareholders should complete the appropriate section of the Account Registration Form or submit a written request (with a signature guarantee) to the Transfer Agent. For a Shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Distributor.

PAYMENTS TO SHAREHOLDERS

         Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Eureka Funds will attempt to honor requests from Shareholders for next Business Day payments if the request for redemption is received by the Transfer Agent before the Valuation Time on a Business Day or, if the request for redemption is received after the Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Eureka Funds or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Money Market Funds will attempt to honor requests from Shareholders for same day payment upon redemption of Shares if the request for redemption is received by the Transfer Agent before 1:00 p.m. Eastern time, on a Business Day or, if the request for redemption is received after 1:00 p.m. Eastern time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

         In some instances, a Fund may be requested to redeem Shares for which it has not yet received good payment. Under such circumstances, the Eureka Funds may delay forwarding the proceeds until payment has been collected for the purchase of such Shares, which may take up to 15 days or more. To avoid delay in payment upon redemption, investors should purchase Shares by certified check or by wire transfer. The Eureka Funds intend to pay cash for all Shares redeemed, but under abnormal conditions which may make payment in cash unwise, the Eureka Funds may make payment wholly or partly in portfolio securities at their then current market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Eureka Funds may suspend the right of redemption or redeem Shares involuntarily if it appears appropriate to do so in light of the Eureka Funds' responsibilities under the 1940 Act.

                               DIVIDENDS AND TAXES

         Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for treatment as a "regulated investment company" under the Internal

Revenue Code of 1986 (the "Code"). If qualified, a Fund will not have to pay federal taxes on amounts it distributes to Shareholders. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net investment income and net realized capital gains.

         Dividends received by a Shareholder of a Fund that are derived from such Fund's investments in U.S. government securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. government securities directly. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from a Fund.

         Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

         The net investment income of each Money Market Fund is declared daily as a dividend to Shareholders at the close of business on the day of declaration. Dividends will generally be paid monthly. The Money Market Funds do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gains dividends" as described in the Code. However, any such capital gains will be distributed no more than twice a year after deduction for any available capital loss carryforward.

         The amount of dividends payable with respect to the Trust Shares will exceed dividends on Class A Shares due to the Distribution and Shareholder Services Plan fee and Service Plan fee applicable to Class A Shares.


         A dividend on the Shares of the Investment Grade Bond Fund is declared daily and paid monthly. A dividend on the Shares of the Global Asset Allocation Fund is declared and paid annually. A dividend on the Shares of the Equity Fund is declared and paid monthly. Net realized capital gains, if any, are distributed at least annually to Shareholders of record after deduction for any available capital loss carryforward.


         A Shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional Shares at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends receive the same tax treatment as dividends paid in cash. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares. If you elect to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the

Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be held in a non-interest bearing account pending further instructions from the Shareholder.

         Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.

         Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of a Fund as determined for tax purposes. Certain dividends paid by the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund, and so-designated by the Funds may qualify for the dividends received deduction for corporate shareholders. Because all of the net investment income of the remaining Funds is expected to be interest income, it is anticipated that no distributions from such Funds will qualify for the dividends received deduction. Distributions of net realized capital gains are taxable to Shareholders as long-term capital gains regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.


         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.


         Dividends that are derived from interest on a Fund's investments in U.S. government securities may be eligible for exemption from the state and local taxes of certain jurisdictions, although state and local tax authorities may not agree with this view. However, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.

         The foregoing is a summary of certain federal, state and local income tax consequences of investing in a Fund. Shareholders should consult their own tax advisers concerning the tax consequences of an investment in a Fund.

                           MANAGEMENT OF EUREKA FUNDS

TRUSTEES

         The Board of Trustees of the Eureka Funds has overall responsibility for the Funds. The Board of Trustees is elected by the Shareholders. There are currently five Trustees, two of whom are "interested persons" of the Eureka Funds within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Eureka Funds to supervise its day-to-day operations.

INVESTMENT ADVISER

         SBCL serves as Investment Adviser of each Fund. SBCL is a wholly-owned subsidiary of The Sanwa Bank Limited, of Japan. Its principal offices are located at 601 South Figueroa Street, Los Angeles, California 90017.


         Established in 1972, SBCL provides a full range of individual and business banking services through a network of more than 100 branches and offices statewide. As of June 30, 1998, SBCL had approximately $8 billion in assets.


         Subject to the general supervision of the Board of Trustees and in accordance with the investment objectives and restrictions of a Fund, SBCL manages the Funds, makes decisions with respect to, and places orders for, all purchases and sales of its investment securities, and maintains its records relating to such purchases and sales.


         Under an investment advisory agreement between the Eureka Funds and SBCL, the fee payable to SBCL by each Fund for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of thirty one-hundredths of one percent (0.30%) of the Prime Money Market Fund's average daily net assets; twenty one-hundredths of one percent (0.20%) of the U.S. Treasury Obligations Fund's average daily net assets; sixty one-hundredths of one percent (0.60%) of the Investment Grade Bond Fund's average daily net assets; ninety one-hundredths of one percent (0.90%) of the Global Asset Allocation Fund's average daily net assets; and seventy five one-hundredths of one percent (0.75%) of the Equity Fund's average daily net assets, or (b) such fee as may from time to time be agreed upon in writing by the Eureka Funds and SBCL. The fee agreed to from time to time by the Eureka Funds and SBCL may be significantly lower than the fee calculated at the annual rate and the effect of such agreed upon lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such agreed upon lower fee is in effect.


         Hal Nachtrieb and David Lampert, both Vice Presidents of SBCL, co-manage the Investment Grade Bond Fund. They have been with SBCL since 1995 and 1984, respectively, where they are responsible for the investment management of approximately $500 million in personal and institutional fixed income assets, including approximately $100 million in commingled bond funds.

         Prior to joining SBCL, Mr. Nachtrieb developed and managed equity and fixed income funds for Franklin Resources. He also served as vice president for Continental Bank, and before that, managed the fixed income trading desk at Imperial Corporation of America. Mr. Nachtrieb began his career as an investment manager as a mortgage-backed options trader for Drexel Burnham Lambert. Mr. Nachtrieb earned a master of business administration in finance from the University of Southern California and a bachelor of science in economics from Lewis & Clark College in Portland, Oregon.


         Most recently, Mr. Lampert was the Deputy Treasurer of SBCL responsible for all fixed income activities of the Treasury Department. Over the years, his responsibilities included trading bonds and bond futures, developing and implementing derivatives strategies for the bank and customers, and managing a $1 billion money market portfolio and the $600 million bond portfolio. Mr. Lampert graduated from the University of California at Los Angeles with a bachelor of arts in business/economics.

         Richard Weiss, Chief Investment Officer and Senior Vice President of SBCL, and Brian Garbe, Director of Investment Research & Strategy and Vice-President of SBCL, co-manage the Equity Fund and Global Asset Allocation Fund. They have been with the SBCL since 1994, where they are responsible for the investment management of approximately $1.2 billion in private and institutional assets, including approximately $250 million in commingled equity and international funds.


         Mr. Weiss has over 15 years of experience in the investment management industry. Prior to joining SBCL, Messrs. Weiss and Garbe both were employed by Vantage Global Advisors where they acted as manager and trader, respectively, for global asset allocation portfolios. Before that, they were managing director and investment officer, respectively, at TSA Capital Management, again responsible for the management and back-office of global investments. Earlier in his career, Mr. Weiss was a quantitative investment strategist for Paine Webber in New York, and director of quantitative analysis and systems for Mellon Bank in Pittsburgh, Pennsylvania.

         Mr. Weiss graduated magna cum laude with a master of business administration in finance and econometrics from the University of Chicago. He also graduated magna cum laude with a bachelor of science in finance and statistics from The Wharton School, University of Pennsylvania.

         Mr. Garbe earned a master of business administration and a bachelor of science in applied mathematics from the University of California at Los Angeles.

ADMINISTRATOR AND DISTRIBUTOR

         BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services is the administrator for each Fund and also acts as the Eureka Funds' principal underwriter and distributor (the "Administrator" or the "Distributor"), under agreements approved by the Eureka Funds' Board of Trustees. BISYS Fund Services is wholly owned by The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.

         The Administrator generally assists in all aspects of a Fund's administration and operation. Under an administration agreement between the Eureka Funds and the Administrator, the fee payable by the Funds to the Administrator for management administration services is the lesser of (a) a fee computed daily at the annual rate, subject to a per Fund annual minimum of $75,000, of twenty one-hundredths of one percent (0.20%) of the Funds' average daily net assets up to $500 million; eighteen and one-half one-hundredths of one percent (0.185%) of the Funds' average daily net assets in excess of $500 million up to $1 billion; and seventeen and one-half one-hundredths of one percent (0.175%) of the Funds' average daily net assets in excess of $1 billion, or (b) such fee as may from time to time be agreed upon by the Eureka Funds and the Administrator. A fee agreed to from time to time by the Eureka Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such agreed upon lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such agreed upon lower fee is in effect.

EXPENSES


         SBCL and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. The Eureka Funds is responsible for all of its expenses and liabilities. As a general matter, expenses are allocated to the Class A Shares and Trust Shares of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A Shares, other than in accordance with the relative net asset value of the class, are expenses under the Eureka Funds' Distribution and Shareholder Services Plan ("Distribution Plan") and a Service Plan which relate only to the Class A Shares.


         The organizational expenses of each Fund have been capitalized and are being amortized in the first five years of each Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.

DISTRIBUTION PLAN

         The Distribution Plan contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Eureka Funds' within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

BANKING LAWS

         SBCL believes that it possesses the legal authority to perform the investment advisory services for the Eureka Funds contemplated by its investment advisory agreement with the Eureka Funds and described in this Prospectus without violation of applicable banking laws and regulations, and has so represented to the Eureka Funds. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which SBCL could continue to perform such services for the Eureka Funds. See "MANAGEMENT OF EUREKA FUNDS--Glass Steagall Act" in the Statement of Additional Information for further discussion of applicable banking laws and regulations.


                               GENERAL INFORMATION

DESCRIPTION OF THE EUREKA FUNDS AND ITS SHARES


         The Eureka Funds was organized as a Massachusetts business trust on April 7, 1997. There are unlimited number of authorized Shares of beneficial interest of the Eureka Funds which may, without Shareholder approval, be divided into an unlimited number of series of such Shares, and which are presently divided into five series of Shares, one for each of the following Funds: the Prime Money Market Fund, the U.S. Treasury Obligations Fund, the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund. Each Fund offers to the public two classes of shares: Class A and Trust Shares. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees (see "Miscellaneous" below).


         Shareholders are entitled to one vote per Share (with proportional voting for fractional Shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, Shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, and (iii) only the holders of Class A Shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Eureka Funds or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Eureka Funds or that particular Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Eureka Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Eureka Funds or such Fund.

         Overall responsibility for the management of the Eureka Funds is vested in the Board of Trustees. See "MANAGEMENT OF EUREKA FUNDS--Trustees of the Eureka Funds." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders at a meeting held for such purpose in accordance with the provisions of the Declaration of Trust and the By-laws of the Eureka Funds and Massachusetts law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

         Although the Eureka Funds is not required to hold annual meetings of Shareholders, Shareholders holding at least 10% of the Eureka Funds' outstanding Shares have the right to call a meeting to elect or remove one or more of the Trustees of the Eureka Funds. Shareholder inquiries should be directed to the Secretary of the Eureka Funds at 3435 Stelzer Road, Columbus, Ohio 43219.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

         The Bank of New York serves as Custodian for the Eureka Funds.

         BISYS Fund Services, Inc. serves as transfer agent for and provides fund accounting services to the Eureka Funds.

OTHER CLASSES OF SHARES

         In addition to Trust Shares, the Eureka Funds also offer Class A Shares of each Fund. Class A Shares are offered to the general public at net asset value and are subject to a Distribution Plan fee and Service Plan fee.

PERFORMANCE INFORMATION

         General. From time to time, a Money Market Fund's annualized "yield" and "effective yield" and total return for Trust Shares may be presented in advertisements, sales literature and shareholder reports. The "yield" of a Money Market Fund is based upon the income earned by the Fund over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of a Money Market Fund is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Shares of the Eureka Funds and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of the assumed reinvestment.

         Total return is calculated for the past year and the period since the establishment of each Money Market Fund. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

         From time to time performance information of the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund, showing its average annual total return, aggregate total return, and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return will be calculated for the period since the establishment of a Fund. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of an investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing the net investment income per Share for the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund earned during a recent 30-day period by the Fund's per Share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the results.

         The Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. The Funds do not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature. Distribution rates may also be presented excluding the effect of a sales charge, if any.

         Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Trust Shares are not subject to Distribution Plan fees or Service Plan fees, the yield and total return for Trust Shares will be higher than that of the Class A Shares for the same period.

         Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc., IBC/Donoghue's MONEY FUND REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         Information about the performance of a Fund is based on a Fund's record up to a certain date and is not intended to indicate future performance. Yields and total returns of a Fund will fluctuate. Any fees charged by the Participating Organizations to their customers in connection with investment in a Fund are not reflected in the Eureka Funds' performance information.

         Further information about the performance of a Fund is contained in that Fund's annual report to Shareholders, which may be obtained without charge by contacting the Eureka Funds at the address below.

Prior Performance of the Investment Adviser

         The following tables set forth the Investment Adviser's composite performance data relating to the historical performance of all collective investment trusts and common trust funds managed by the Investment Adviser, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. The data is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against a specified market index or indices and does not represent the performance of the Equity Fund and the Investment Grade Bond Fund. Investors should not consider this performance data as an indication of future performance of the Equity Fund and the Investment Grade Bond Fund or of the Investment Adviser.

         The Investment Adviser's composite performance data shown below were calculated in accordance with required recommended standards of the Association for Investment Management and Research(1) ("AIMR"), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and loses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Investment Adviser's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The Investment Adviser's composites include all actual, fee-paying, discretionary institutional, private accounts managed by the Investment Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the Investment Adviser's composites combine the individual accounts' returns by asset-weighting each individual account's asset value as of the beginning of the month. Yearly returns are calculated by geometrically linking the monthly returns.

         The institutional private accounts that are included in the Investment Adviser's composites are not subject to the same types of expenses to which the Equity Fund and Investment Grade Bond Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolios by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Investment Adviser's composites could have been adversely affected if the institutional private accounts included in the composites had been regulated as investment companies under the federal securities laws.

         The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

         The investment results of the Investment Adviser's composites presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Equity Fund and Investment Grade Bond Fund or an individual investor investing in such Funds. The investment results of the Investment Adviser's composites were not calculated



-------------------

         (1) AIMR is a non-profit membership and education organization with more than 30,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

pursuant to the methodology established by the SEC that will be used to calculate the Funds performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

         All information set forth in the tables below relies on data supplied by the Investment Adviser or from statistical services, reports or other sources believed by the Investment Adviser to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.


                                               Equity Performance

                                              Investment Adviser's         Eureka
                                                    Equity                 Equity        S&P 500
                  Year                             Composite               Fund          Index (1)
                  ----                             ---------               ----          ---------
                  1988                              10.20%                               16.50%
                  1989                              25.18%                               31.43%
                  1990                               4.03%                               -3.19%
                  1991                              29.66%                               30.55%
                  1992                               3.12%                                7.68%
                  1993                               2.54%                               10.00%
                  1994                               0.75%                                1.23%
                  1995                              35.85%                               37.50%
                  1996                              22.60%                               23.12%
                  1997(2)                           23.47%                               25.34%
                  1998(3)                              --                  [--%]          [   %]
                  Last Year(4)                      30.12%
                  Last 5 Years(4)                   17.38%
                  Last 10 Years(4)                  15.03%

-------------------

         (1) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

         (2) For the ten-month period through October 31, 1997.

         (3) Aggregate total return for the Trust Shares of the Eureka Equity Fund from commencement of operations on November 1, 1997 through September 30, 1998.

         (4) Through October 31, 1997.

                                        Investment Grade Bond Performance

                    Investment Adviser's              Eureka                        Lehman                  Lehman
                    Investment Grade Bond           Investment                    Government/              Aggregate
Year                     Composite                Grade Bond Fund           Corporate Bond Index(1)        Index(2)
----                     ---------                ---------------           -----------------------        --------
1988                        8.72%                                                    7.59%                   7.88%
1989                       12.16%                                                   14.24%                  14.53%
1990                        6.65%                                                    8.28%                   8.95%
1991                       13.37%                                                   16.13%                  16.00%
1992                        6.95%                                                    7.58%                   7.40%
1993                        9.40%                                                   10.97%                   9.75%
1994                       -5.26%                                                   -3.49%                  -2.92%
1995                       16.58%                                                   19.24%                  18.48%
1996                        0.22%                                                    2.91%                   3.61%
1997(3)                     7.45%                                                    8.04%                   8.09%
1998(4)                       --                        [%]                             [%]                     [%]
Last Year(5)                8.05%
Last 5 Years(5)             5.65%
Last 10 Years(5)            7.60%

-------------------

         (1) The Lehman Government/Corporate Bond Index includes the Government and Corporate Bond indices. The Government Bond Index is made up of the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. Government). We have also included the 1-3 year Government Index, composed of agency and Treasury securities with maturities of one to three years, and the 20+ Year Treasury Index, composed of Treasury issues with 20 years or more to maturity. The Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt. The Corporate Index sectors are industrial, finance, utility, and Yankee. Also included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental or international agencies.

         (2) The Lehman Aggregate Index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard & Poor's Corporation, or Fitch Investors Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indices include bonds with maturities of up to 10 years, and long-term indices include those with maturities of 10 years or longer. Price, coupon, paydown, and total return are reported for all sectors on a month-end to month-end basis. All returns are market value-weighted inclusive of accrued interest.

         (3) For the ten-month period through October 31, 1997.


         (4) Aggregate total return for the Trust Shares of the Eureka Investment Grade Bond Fund from commencement of operations on November 1, 1997 through September 30, 1998.

         (5) Through October 31, 1997.


Prime Money Market Fund

         The Prime Money Market Fund commenced operations on November 1, 1997 subsequent to the transfer of assets by the Employee Benefit Trust Money Market Fund E, a collective investment trust, to the Prime Money Market Fund in exchange for shares of the Prime Money Market Fund. The Prime Money Market Fund's portfolio of investments on November 1, 1997 was the same as the portfolio of the Employee Benefit Trust Money Market Fund E immediately prior to the transfer.

         The Employee Benefit Trust Money Market Fund E was not a registered investment company as it was exempt from registration under the 1940 Act. Since, in a practical sense, the common trust fund constitutes a "predecessor" of the Fund, the Prime Money Market Fund calculates the performance for each Class of the Fund for periods commencing prior to the transfer of the Employee Benefit Trust Money Market Fund E's assets to the Prime Money Market Fund by including the Employee Benefit Trust Money Market Fund E's total return adjusted to reflect the deduction of fees and expenses, absent any waivers, applicable to the Trust Shares of the Fund as stated in the footnotes to the Fee Table in this Prospectus.

         The Prime Money Market Fund from time to time may advertise certain investment performance figures, as discussed above. These figures are based on historical earnings, but past performance data is not necessarily indicative of future performance of the Fund.


                                   COMPARATIVE PERFORMANCE INFORMATION REGARDING
                                THE EMPLOYEE BENEFIT TRUST MONEY MARKET FUND E AND
                                            THE PRIME MONEY MARKET FUND

                                           Average Annual Total Return*
                                                 October 31, 1997

Fund                                1 year                    3 years           5 years          10 years
----                                ------                    -------           -------          --------
Employee Benefit Trust
  Money Market Fund E                5.02%                     5.15%             4.34%            5.72%

The above-mentioned performance data includes the performance of the Employee Benefit Trust Money Market Fund E for the ten year period before the Prime Money Marker Fund commenced operations, adjusted to reflect the deduction of fees and expenses, absent any waivers, applicable to the Trust Shares of the Prime Money Market Fund. The Employee Benefit Trust Money Market Fund E was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the Employee Benefit Trust Money Market Fund E had been subject to such requirements of the 1940 Act and the Code, its performance may have been adversely affected. The investment objective, policies, guidelines and restrictions of the Prime Money Market Fund are materially equivalent to the investment objective, policies, guidelines and restrictions of the Employee Benefit Trust Money Market Fund E.


*Figures were calculated pursuant to a methodology established by the SEC and do not reflect the imposition of a sales load given that the Trust Shares of the Prime Money Market Fund are not subject to a sales load.


YEAR 2000

         The investment services industry is evaluating the capability of existing application software programs and operating systems to accommodate the date value for the year 2000. Many existing application software products in the marketplace were designed only to accommodate a two-digit date position, which represents the year (e.g., "95" is stored on the system and represents the year
1995). If the year 1999 is the maximum date value these systems are able to accurately process, the improper identification of the year 2000 could result in a computer system failure or miscalculations causing a disruption of operations. The Funds' principal service providers are taking steps the Funds believe are reasonably designed to address the year 2000 issues with respect to the computer systems those providers operate. However, this is an ongoing process and testing and other steps are scheduled to be completed in 1999. Nevertheless, the inability of a service provider to successfully address year 2000 issues could result in interruptions in the Funds' business and have a material adverse impact on the Funds' operations.


MISCELLANEOUS

         Shareholders will receive unaudited semi-annual reports describing the investment operations of their Fund(s) and annual financial statements audited by independent public accountants.

         Inquiries regarding the Eureka Funds may be directed in writing to the Eureka Funds at the following address: The Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792.

                               INVESTMENT ADVISER
                              Sanwa Bank California
                        Investment Management Department
                             601 S. Figueroa Street
                          Los Angeles, California 90017

                          ADMINISTRATOR AND DISTRIBUTOR
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                  LEGAL COUNSEL
                                  Ropes & Gray
                               One Franklin Square
                               1301 K Street, N.W.
                                 Suite 800 East
                              Washington, DC 20005

                                 TRANSFER AGENT
                                   BISYS Fund
                                 Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                    AUDITORS
                                Ernst & Young LLP
                              10 West Broad Street
                              Columbus, Ohio 43215

                                    CUSTODIAN
                              The Bank of New York
                              90 Washington Street
                            New York, New York 10286

                                               CROSS REFERENCE SHEET
                                               ---------------------

                                            PROSPECTUS FOR EUREKA FUNDS
                                            ---------------------------

                                                  CLASS A SHARES
                                                  --------------

Part A Item No.                                                   Prospectus Caption
---------------                                                   ------------------
1. Cover Page.................................................    Cover Page

2. Synopsis...................................................    Prospectus Summary; Fee Table

3. Condensed Financial Information............................    Inapplicable

4. General Description of Registrant..........................    Prospectus Summary; Investment
                                                                  Objective and Policies; General
                                                                  Information - Description of the Eureka
                                                                  Funds and Its Shares

5. Management of the Funds....................................    Management of the Eureka Funds;
                                                                  General Information

5A. Management's Discussion of
        Fund Performance......................................    Inapplicable

6. Capital Stock and Other Securities.........................    How to Purchase and Redeem Shares;
                                                                  Dividends and Taxes; General
                                                                  Information - Description of the Eureka
                                                                  Funds and Its Shares; General
                                                                  Information - Miscellaneous

7. Purchase of Securities Being Offered.......................    Valuation of Shares; How to Purchase
                                                                  and Redeem Shares

8. Redemption or Repurchase...................................    How to Purchase and Redeem Shares

9. Pending Legal Proceedings..................................    Inapplicable

                               MONEY MARKET FUNDS
                               ------------------

                         Eureka Prime Money Market Fund
                      Eureka U.S. Treasury Obligations Fund


                                    BOND FUND
                                    ---------

                        Eureka Investment Grade Bond Fund


                                  BALANCED FUND
                                  -------------

                       Eureka Global Asset Allocation Fund


                                   STOCK FUND
                                   ----------

                               Eureka Equity Fund


                                 CLASS A SHARES
                                 --------------


                              Sanwa Bank California
                               Investment Adviser


                               BISYS Fund Services
                          Administrator and Distributor


                        Prospectus dated February 1, 1999

                                TABLE OF CONTENTS


                                                                   Page

Prospectus Summary..............................................
Fee Table.......................................................
Financial Highlights............................................
Investment Objective and Policies...............................
Investment Restrictions.........................................
Valuation of Shares.............................................
How to Purchase and Redeem Shares...............................
Dividends and Taxes.............................................
Management of Eureka Funds......................................
General Information.............................................















         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE EUREKA FUNDS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE EUREKA FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  EUREKA FUNDS



3435 Stelzer Road                                     For current yield, purchase and
Columbus, Ohio 43219                                  redemption information, call (888) 890-8121
Investment Adviser: Sanwa Bank California             TDD/TTY call (800) 300-8893



         THE EUREKA FUNDS is an open-end management investment company consisting of five separate investment funds (each a "Fund," and collectively, the "Funds"). Each Fund offers multiple classes of units of beneficial interest ("Shares").

         THE EUREKA PRIME MONEY MARKET FUND (the "Prime Money Market Fund") seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal.

         THE EUREKA U.S. TREASURY OBLIGATIONS FUND (the "U.S. Treasury Obligations Fund"), seeks current income consistent with liquidity and stability of principal. The Fund intends to invest exclusively in short-term obligations issued or guaranteed by the U.S. Treasury and repurchase agreements fully collateralized by U.S. Treasury securities.

AN INVESTMENT IN THE PRIME MONEY MARKET FUND OR THE U.S. TREASURY OBLIGATIONS FUND (TOGETHER, THE "MONEY MARKET FUNDS") IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         THE EUREKA INVESTMENT GRADE BOND FUND (the "Investment Grade Bond Fund") seeks a high level of income, consistent with preservation of capital.

         THE EUREKA GLOBAL ASSET ALLOCATION FUND (the "Global Asset Allocation Fund") seeks a balance of income and long-term capital appreciation. The Fund intends to invest in a mix of U.S. and international stocks, bonds, and cash equivalents using a disciplined asset allocation approach.


         THE EUREKA EQUITY FUND (the "Equity Fund") seeks long-term capital growth. The Fund intends to invest in the common stocks of corporations representing a broad cross section of the U.S. economy. The Fund expects to have a level of risk commensurate with that represented by a broadly diversified portfolio of U.S. common stocks, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). There can be no assurance that the Fund's investment performance will meet or exceed that of the S&P 500 Index.

         This Prospectus relates to the Class A Shares of the Eureka Funds, which are offered to the general public. Through a separate prospectus, the Eureka Funds also offers Trust Shares to Sanwa Bank California and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial (other than for individual retirement accounts) or similar capacity. A Statement of Additional Information, dated February 1, 1999, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information and the prospectus relating to the Trust Shares are available without charge by writing or by calling the Eureka Funds at the address or telephone number shown above.


         This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference.

         SHARES OF THE EUREKA FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, SANWA BANK CALIFORNIA, ANY OF ITS AFFILIATES, OR ANY OTHER BANK. SUCH SHARES ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                The date of this Prospectus is February 1, 1999.

                               PROSPECTUS SUMMARY

The Eureka Funds                    Eureka Funds, a Massachusetts business
                                    trust, is a diversified open-end management investment company which currently consists of five separately managed Funds. Each Fund offers to the public two classes of Shares:
                                    Class A and Trust Class. This prospectus relates to only the Class A Shares.

Investment Objective                THE PRIME MONEY MARKET FUND seeks as high a
                                    level of current income as is consistent with maintaining liquidity and stability of principal.

                                    THE U.S. TREASURY OBLIGATIONS FUND seeks current income consistent with liquidity and stability of principal.

                                    THE INVESTMENT GRADE BOND FUND seeks a high level of income, consistent with preservation of capital.

                                    THE GLOBAL ASSET ALLOCATION FUND seeks a balance of income and long-term capital appreciation.

                                    THE EQUITY FUND seeks long-term capital
                                    growth.


Investment Risks                    There can be no assurance that the Money
                                    Market Funds will be able to maintain a
                                    stable net asset value. The other Funds' net asset value and each Fund's performance may vary daily, reflecting fluctuations in the market value of its portfolio holdings, interest rate levels, and market conditions.
                                    The Investment Grade Bond Fund is primarily subject to the risks of a potential for decline in the market value of bonds due to interest rate changes or the ability of an issuer to meet its obligations. The Global
                                    Asset Allocation Fund and the Equity Fund are primarily exposed to the risk that stock prices will decline over short or even extended periods. Foreign securities, which the Investment Grade Bond Fund, the Global
                                    Asset Allocation Fund, and the Equity Fund may invest in, involve risks not associated with domestic investing. Foreign securities markets are not always as efficient as those in the United States and are often less liquid and more volatile. See "Investment
                                    Practices and Securities" for a discussion of the Funds' investments and the risks associated with investing in the Funds.

Offering Price The public offering price of the Prime Money Market Fund and the U.S. Treasury Obligations Fund is equal to that Fund's net asset value per Class A Share, which each Fund will seek to maintain at $1.00.

                                    The public offering price of the Investment
                                    Grade Bond Fund, the Global Asset Allocation
                                    Fund, and the Equity Fund is equal to that Fund's net asset value per Class A Share. See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Class A Shares."

Maximum Purchase                    For Class A Shares there is no maximum
                                    purchase. See "HOW TO PURCHASE AND REDEEM
                                    SHARES -- Purchases of Class A Shares."

Minimum Purchase For Class A Shares there is a $1,000 minimum initial investment, or a $50 minimum initial investment if investing through the Eureka Funds' Automatic Investment Plan, and a $50 minimum investment for subsequent purchases. See "HOW TO PURCHASE AND REDEEM
                                    SHARES--Purchases of Class A Shares."

Investment Adviser                  Sanwa Bank California ("SBCL"),
                                    Los Angeles, California.

Dividends                           The Prime Money Market Fund, the U.S.
                                    Treasury Obligations Fund, and the
                                    Investment Grade Bond Fund declare dividends daily and pay such dividends monthly. The
                                    Global Asset Allocation Fund declares and pays dividends annually. The Equity Fund declares and pays dividends monthly.

Distributor                         BISYS Fund Services, Columbus, Ohio.

                                    FEE TABLE

         The following tables are intended to assist investors in understanding the expenses associated with investing in Class A Shares of the Funds.


                                      Prime            U.S. Treasury     Investment
                                      Money Market     Obligations       Grade Bond     Global Asset        Equity
                                      Fund             Fund              Fund           Allocation Fund     Fund
                                      ----             ----              ----           ---------------     ----
                                      Class A          Class A           Class A        Class A             Class A
                                      -------          -------           -------        -------             -------
Shareholder Transaction Expenses(1)
Maximum Sales Load on Purchases       None             None              None           None                None
Maximum Sales Load on
  Reinvested Dividends                None             None              None           None                None
Maximum Deferred Sales Load           None             None              None           None                None
Redemption Fees(2)                    None             None              None           None                None
Exchange Fee                          None             None              None           None                None
Annual Fund Operating Expenses
  (as a percentage of net assets)(3)
Management Fees (after voluntary
  fee reductions)                     0.20%            0.10%             0.50%          0.80%               0.65%
12b-1 Fee                             0.25%            0.25%             0.25%          0.25%               0.25%
Other Expenses
  (after voluntary fee reductions)(4) 0.35%            0.36%             0.40%          0.64%               0.37%
Total Fund Operating Expenses
  (after voluntary fee reductions)    0.80%            0.71%             1.15%          1.69%               1.27%


---------------------

(1) A Participating Organization or Bank (as defined in this Prospectus) may charge a Customer's (as defined in this Prospectus) account fees for automatic investments, exchanges, and other investment management services provided in connection with investment in Class A Shares of a Fund. See "HOW TO PURCHASE AND REDEEM SHARES--"Purchases of Class A Shares" and "HOW TO PURCHASE AND REDEEM SHARES--Exchange Privilege."

(2) A wire redemption charge may be deducted from the amount of a wire redemption payment made at the request of a shareholder. See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone."


(3) [SBCL has agreed to voluntarily reduce the amount of its investment advisory fee.] Certain other fees will also be voluntarily reduced. Absent the voluntary reduction of investment advisory fees and other expenses, Management Fees, Other Expenses, and Total Operating Expenses as a percentage of average daily net assets for Class A Shares would be 0.30%, 0.64% and 1.19%, respectively, for the Prime Money Market Fund; 0.20%, 0.65% and 1.10%, respectively, for the U.S. Treasury Obligations Fund; 0.60%, 0.65% and 1.50%, respectively, for the Investment Grade Bond Fund; 0.90%, 0.89% and 2.04%, respectively, for the Global Asset Allocation Fund; and 0.75%, 0.62% and 1.62%, respectively, for the Equity Fund.


(4) "Other Expenses" are based on estimated amounts for the current fiscal year.

Example:


You would pay the following expenses on a $1,000 investment in Class A Shares , assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                                    1 Year          3 Years
                                                    ------          -------

Prime Money Market Fund                               $              $
                                                       --             --
U.S. Treasury Obligations Fund                        $              $
                                                       --             --
Investment Grade Bond Fund                            $              $
                                                       --             --
Global Asset Allocation Fund                          $              $
                                                       --             --
Equity Fund                                           $              $
                                                       --             --

         These tables are intended to assist investors in understanding the various costs and expenses associated with investing in the Funds. See "MANAGEMENT OF EUREKA FUNDS" for a more complete discussion of annual operating expenses of each Fund. THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


         Long-term shareholders of Class A Shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by NASD Rules.

                              FINANCIAL HIGHLIGHTS


         The tables below set forth certain financial information concerning the investment results for the Class A Shares of each Fund for the period from commencement of operations on February 3, 1998 through September 30, 1998. The information from the commencement of operations to September 30, 1998 is part of the financial statements audited by Ernst & Young LLP, independent accountants for the Eureka Funds, whose report on the Eureka Funds' financial statements for the period ended September 30, 1998 appears in the Statement of Additional Information. Further financial data is incorporated by reference into the Statement of Additional Information.



                                    Prime Money        U.S. Treasury      Investment Grade     Global Asset
                                    Market Fund       Obligations Fund       Bond Fund        Allocation Fund        Equity Fund
                                    -----------       ----------------       ---------        ---------------        -----------
                                  February 3, 1998    February 3, 1998    February 3, 1998    February 3, 1998     February 3, 1998
                                  to Sept. 30, 1998   to Sept. 30, 1998   to Sept. 30, 1998   to Sept. 30, 1998   to Sept. 30, 1998
                                  -----------------   -----------------   -----------------   -----------------   -----------------
Net Asset Value,
  Beginning of period ............      $____                $____              $____              $____               $____
Investment Activities
  Net investment income .........        ____                 ____               ____               ____                ____
  Net realized and
      unrealized gain (loss) ....        ____                 ____               ____               ____                ____
Total income from
  investment operations .........        ____                 ____               ____               ____                ____
Distributions
  From net investment
     income .....................        ____                 ____               ____               ____                ____
  Net change in net asset
     value ......................        ____                 ____               ____               ____                ____
Net Asset Value,
   End of period ................       $____                $____              $____              $____               $____

Total Return ....................        ____%(a)             ____%(a)           ____%(a)           ____%(a)            ____%(a)

Ratio/Supplementary Data:
  Net assets, end of
     period (ooo's) .............       $____                $____              $____              $____               $____
  Ratio of expenses to
     average net assets .........        ____%(b)             ____%(b)           ____%(b)           ____%(b)            ____%(b)
  Ratio of net investment
     income to average
     net assets .................        ____%(b)             ____%(b)           ____%(b)           ____%(b)            ____%(b)
  Ratio of expenses to
     average net assets* ........        ____%(b)             ____%(b)           ____%(b)           ____%(b)            ____%(b)
  Ratio of net investment
     income to average net
     assets* ....................        ____%(b)             ____%(b)           ____%(b)           ____%(b)            ____ (b)
  Portfolio turnover rate .......        N/A                  N/A                __%                __%                 __%

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

                       INVESTMENT OBJECTIVES AND POLICIES

MONEY MARKET FUNDS

         Each Money Market Fund will endeavor to achieve its investment objective by investing in a portfolio of high-quality money market instruments which complies with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). All instruments in which the Money Market Funds invest will be deemed to have maturities of 397 days or less. The average dollar weighted maturity of each Money Market Fund's portfolio will not exceed 90 days. See "VALUATION OF SHARES" and the Statement of Additional Information for a further explanation of the amortized cost valuation method.

         All securities acquired by the Money Market Funds will be determined at the time of purchase, under guidelines established by the Eureka Funds' Board of Trustees, to present minimal credit risks. Under the guidelines adopted by the Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, SBCL may be required to dispose of an obligation held in a Fund's portfolio if there is an indication that the instrument's credit quality has diminished, such as where a nationally recognized statistical ratings organization ("NRSRO") downgrades an obligation to below the second highest rating category or in the event of a default relating to the financial condition of the issuer.

PRIME MONEY MARKET FUND

         The investment objective of the Prime Money Market Fund is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal. The Fund will invest in certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements, reverse repurchase agreements, other money market securities, short-term corporate, state, and municipal obligations that are rated in the top two tiers by an NRSRO or, if unrated, are of comparable quality. The Fund also invests in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government or by an agency of the U.S. government (certain agency securities are not backed by the full faith and credit of the U.S. government).

U.S. TREASURY OBLIGATIONS FUND

         The investment objective of the U.S. Treasury Obligations Fund is to seek current income consistent with liquidity and stability of principal. Under normal market conditions, the Fund will invest exclusively in short-term obligations issued or guaranteed by the U.S. Treasury and repurchase agreements fully collateralized by U.S. Treasury securities.

INVESTMENT GRADE BOND FUND

         The Investment Grade Bond Fund seeks a high level of income, consistent with preservation of capital. To achieve this objective, the Fund intends to invest in a broad range of fixed income securities, including U.S. Treasury securities (bonds, notes, and bills), U.S. agency securities, mortgage related securities, corporate securities, preferred stocks, depository institution obligations, and repurchase agreements. Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds (i.e., debt securities) which are investment grade securities, as determined by NRSRO ratings, or if unrated, as determined by SBCL to be of comparable quality.

         The Fund will invest in a varying combination of cash, U.S. Treasury securities, U.S. agency securities, mortgage related securities, and corporate securities which are all issued in U.S. dollars. In pursuing its investment objective, the Fund expects that its portfolio will be characterized by investment risk that is similar to that of a theoretical broadly diversified domestic investment grade bond portfolio, such as a portfolio structured to match the Salomon Broad Investment Grade Index or the Lehman Aggregate Index.

         SBCL uses its proprietary, quantitative fixed income security selection strategy to determine the optimal combination of investments in the portfolio. SBCL will use a variety of quantitative investment models and risk management systems to identify the optimal interest rate, credit, and convexity exposure at any point in time. SBCL seeks the fixed income sectors and/or securities with high expected relative return premiums, adjusted for risk. Fundamental valuation, macroeconomic, technical and risk measures are all employed to determine the expected relative return premium for each sector and/or security. Once the attractiveness of the various investment sector and individual security alternatives is determined, the portfolio is constructed so as to overweight those sectors and/or securities with the most-favorable prospects, according to the current quantitative analysis.


         In order to execute its strategy in an efficient manner, SBCL may utilize bond index futures contracts to represent various yield curve sectors. The Fund will use futures contracts to provide an efficient means of achieving exposure to the fixed income markets. Futures contracts may be used to provide liquidity, gain broad market exposure, and hedge unwanted interest rate exposure. SBCL will not use futures to leverage the Fund's holdings.


         The Fund may invest up to 20% of its net assets in non-investment grade debt securities, preferred stocks and convertible securities. In the event that a security held by the Fund is downgraded, the Fund may continue to hold such security until such time as SBCL deems it to be advantageous to dispose of the security.


         The Fund may hold securities of foreign issuers, provided such securities are denominated in U.S. dollars and may invest in emerging market securities. The Fund may also invest in bond (interest rate) futures and options to a limited extent. See "Investment Objective and Policies--Specific Investment Policies."

GLOBAL ASSET ALLOCATION FUND

         The investment objective of the Global Asset Allocation Fund is to seek a balance of income and long-term capital appreciation. Through the use of a disciplined asset allocation approach, the Fund intends to invest in, and assume a level of risk commensurate with, a globally diversified portfolio of stocks, bonds, and cash equivalents. By systematically diversifying across countries, currencies, and asset classes (stocks and bonds), the Fund pursues its capital appreciation goals while seeking to control portfolio risk. Under normal market conditions, the Fund will invest at least 25% of its net assets in fixed income securities.

         The Fund will invest in a varying combination of stocks, bonds, and cash selected primarily from major markets such as: the United States, Japan, the U.K., Germany, France, Switzerland, Spain, Canada, and Australia. The Fund may also invest in other markets, including emerging markets.

         Under normal circumstances, at least 65% of the Fund's net assets will be invested in securities representing at least three different countries, including the United States.

         SBCL uses its proprietary, quantitative global tactical asset allocation, global currency allocation, and global sector rotation strategies to determine the optimal combination of investments in the portfolio. SBCL will use a variety of quantitative investment models to identify the country, sector, and asset classes deemed most attractive. SBCL seeks those sectors, asset classes, countries, and currencies with a high expected relative return premium, adjusted for risk. Fundamental valuation, macroeconomic, technical, and risk measures are all employed to determine the expected relative return premium for each country, currency, asset class, and sector. Once the relative attractiveness of the various investment class alternatives is determined, the portfolio is constructed so as to overweight those countries, currencies, sectors, and asset classes with the most favorable prospects, according to the current quantitative analysis.

         In evaluating equity exposure, SBCL attempts to assess the relative value of each country's market in the aggregate. SBCL may overweight the Fund's investments in a few selected countries and/or asset classes. The Fund's equity exposure typically will not deviate by more than 20% from the market capitalization weights of the respective individual equity markets. Relative market capitalization of each equity market is determined by that market's representation in the Salomon Smith Barney Primary World Index or the Morgan Stanley Capital International World Index. For example, if the Japanese equity market represents 30% of the Salomon Smith Barney Primary World Index, then Japanese equities will typically represent not less than 10% nor more than 50% of the Fund's equity exposure.

         Investments will also include direct investments in short-term or long-term government bonds, and U.S. and foreign cash equivalents. Bonds in the Fund's portfolio are expected to range in maturity from one to thirty years.

         In order to execute its strategy in an efficient manner, SBCL may utilize equity index, bond index, and currency futures contracts in the various countries. The Fund will use futures contracts to provide an efficient means of achieving broad market exposure to the stock, fixed income and currency markets of a particular country, to provide liquidity, and to facilitate asset allocation shifts. Currency futures provide an efficient vehicle for hedging foreign exchange exposure. By investing in a stock index futures contract the Fund is exposed to an index of stocks without buying each underlying security in that index. SBCL will not use futures to leverage the Fund's holdings. See "Options and Futures" in the Statement of Additional Information for a more detailed discussion of the risks associated with investment in futures contracts.

EQUITY FUND

         The Equity Fund's investment objective is to seek long-term capital growth. The Fund intends to invest in the common stocks of corporations from a broad cross section of the U.S. economy. The Fund expects to assume a level of risk commensurate with that represented by a broadly diversified portfolio of U.S. common stocks, such as that measured by the S&P 500 Index. Under normal market conditions, the Fund will invest at least 65% of its net assets in common stocks.

         Equity investments are chosen based upon SBCL's proprietary, quantitatively- disciplined stock selection models. A combination of valuation, growth, technical, and risk measures are used to rank a universe of approximately 1,000 U.S. equity issues. The issues assigned the most attractive overall composite ratings are those which are deemed to have greater potential for price appreciation over a short-to-intermediate term horizon. The portfolio is then constructed so that the aggregate investment characteristics of the Fund are similar to those of the S&P 500 Index. These characteristics include such measures as economic sector diversification, P/E ratio, dividend yield, and market "beta" (or sensitivity). However, while maintaining aggregate investment characteristics similar to those of the S&P 500 Index, the Fund seeks to invest in individual common stocks -- including stocks which may not be part of that Index -- which SBCL believes hold a greater potential for price appreciation. There can be no assurance that the Fund's investment performance will meet or exceed that of the S&P 500 Index.

         Although the Fund normally intends to be fully invested in common stocks, it may invest temporarily in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity in order to meet shareholder redemptions.

         The Fund may also utilize equity index futures for the dual purpose of providing an adequate level of liquidity to the Fund and ensuring that cash balances achieve equity-like returns. This "equitization" of short-term cash balances will assist the Fund to meet its investment objective. By investing in a stock index futures contract the Fund is exposed to an index of stocks without buying each underlying security in that index. Under no circumstances will the market exposure of futures contracts exceed 30% of the Fund's net assets. SBCL will not use futures to leverage the Fund's holdings. See "Options and Futures" in the Statement of Additional Information for a more detailed discussion of the risks associated with investments in futures contracts.

ALL FUNDS

         The investment objective of each Fund is fundamental and may not be changed without the vote of a majority of the outstanding Shares of the Fund (as defined below under "GENERAL INFORMATION--Miscellaneous"). There can be no assurance that a Fund will achieve its investment objective.

SPECIFIC INVESTMENT POLICIES


         The Funds invest in a variety of securities and employ a number of investment practices. Each security and investment practice involves certain risks. This table shows the securities and investment practices utilized by the Funds and the risks inherent in their use. For a more complete discussion of each instrument, its policy limitations, and its attendant risks, consult the Funds' Statement of Additional Information.



         X   No fundamental policy limitation on usage

         -   Not permitted
         + For temporary defensive purposes may constitute 100 percent of total assets


                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
INVESTMENT PRACTICES
AND SECURITIES

ASSET BACKED SECURITIES.  Securities secured by                 X           __             X            35          35
company receivables, home equity loans, truck and auto
loans, leases, credit card receivables and other securities
backed by receivables or assets.  Credit, interest rate,
opportunity and pre-payment risks.

BANKERS' ACCEPTANCES.  Bills of exchange or time                25           __            35+          35+         35+
drafts drawn on and accepted by a commercial bank.
Credit risk.

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
BORROWINGS.(1)  The borrowing of money from banks or           33-1/3      33-1/3         33-1/3        33-1/3     33-1/3
through reverse repurchase agreements.  Leverage and
credit risks.

CERTIFICATES OF DEPOSIT.  Negotiable instruments with a         X          __             35+           35+        35+
stated maturity.  Credit and liquidity risks.

COMMERCIAL PAPER AND OTHER SHORT-TERM                           X          __             35+           35+        35+
OBLIGATIONS.  Short-term promissory notes or other
obligations issued by corporations and other entities.
Credit risk.

COMMON STOCK.  Shares of ownership of a company.                __         __             __            X          X
Market risk.

CONVERTIBLE SECURITIES.  Bonds or preferred stock that          __         __             X             X          X
convert to common stock.  Credit, interest rate and
market risks.

CORPORATE OR COMMERCIAL BONDS.  Debt securities                 X          __             X             X          35
issued by corporations.  Credit and interest rate risks.

DOLLAR ROLLS.  A transaction in which a fund sells              __         __             X             X          X
securities for delivery in a current month and
simultaneously contracts with the same party to
repurchase similar but not identical securities on a
specified future date.  Interest rate, management and
market risks.

EMERGING MARKET SECURITIES.  Securities of countries            __         __             15            15         15
with emerging economies or securities markets.
Currency, information, liquidity, market and political
risks.

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
FOREIGN SECURITIES.

o        Stocks and bonds of foreign issuers                    __          __            35            X          35

o        American depository receipts, European                 __          __            35            X          35
         depository receipts, global depository receipts
         and other similar global instruments

Currency, information, liquidity, market, natural event and political risks.

FORWARD COMMITMENTS.  The purchase or sale of a                 X           X             X             X          X
security with payment and delivery scheduled for a
future time.  Leverage, market and opportunity risks.
Forward Foreign Currency Exchange Transactions.                 __          __            __            50         __
Contractual agreement to purchase or sell one specified
currency for another currency at a specified future date
and price.  Credit, correlation, currency, information,
leverage, liquidity, management, market, opportunity
and political risks.

ILLIQUID SECURITIES.(3)  Securities which may be difficult      10          __            15            15         15
to sell at an acceptable price.  Liquidity, market and
valuation risks.

INVESTMENT COMPANY SECURITIES. Shares of other mutual funds. SBCL and BISYS Fund Services will reduce certain fees when investing in funds for which it serves as investment adviser or administrator.
(Investments in any one fund will not exceed 5% of total assets. Investments in all funds will not exceed
10% of total assets.)  Management and market risks.

o        Money market mutual funds                              10          10            10            10         10

o        Non-money market mutual funds                          __          __            __            10         __

MORTGAGE BACKED SECURITIES.  Debt obligations                    2          2             X             35         35
secured by real estate loans and pools of loans,
including such securities as collateralized mortgage
obligations, which are structured pools of mortgage pass
through certificates or mortgage loans, real estate
investment conduits, and stripped mortgage backed
securities.  Mortgage backed securities may have
greater price and yield volatility than traditional fixed-
income securities and their prepayment sensitivity may
range from relatively low to relatively high.  Credit,
interest rate, opportunity and pre-payment risks.

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
MUNICIPAL OBLIGATIONS.  Securities issued by a state or         X           __            X             __          __
political subdivision to obtain funds for various public
purposes.  Municipal obligations include participation
certificates in leases, installment purchase contracts and
conditional sales contracts.  Credit, liquidity, political
and tax risks.

OPTIONS AND FUTURES.(1)  Contracts involving the right or       __          __            X             X           X
obligation to deliver or receive assets or money
depending upon the performance of one or more assets
or an economic index.  Currency, correlation, credit,
interest rate, leverage, liquidity, opportunity and market
risks.

PREFERRED STOCK.  A class of stock that generally pays a        __          __            30            X           X
dividend at a specified rate and has preference over
common stock in the payment of dividends and
liquidation.  Market risk.

REPURCHASE AGREEMENTS.(1)  The purchase of a security           X           X             X             X           X
and the simultaneous commitment to sell it back at an
agreed upon price.  Credit, market and leverage risks.
Reverse Repurchase Agreements.1, 4  The sale of a               X           X             X             X           X
security and the simultaneous commitment to buy it
back at an agreed upon price.  Credit, leverage and
market risks.

RESTRICTED SECURITIES.(5)  Securities not registered under      X           __            X             X           X
the Securities Act of 1933.  Market and valuation risks.
Rights and Warrants.  A contract issued by a                    __          __            X             X           X
corporation enabling the owner to subscribe to and
purchase a specified number of shares of the corporation
at a specified price during a specified period of time.
Market and valuation risks.

SECURITIES LENDING.(1)  The lending of securities to            33-1/3      33-1/3        33-1/3        33-1/3      33-1/3
financial institutions, which provide cash or government
securities as collateral.  Credit risk.

SHORT-TERM TRADING. The sale of a security soon after           __          __            X             X          X
its purchase.  A portfolio engaging in such trading will
have higher turnover and transaction expenses.  Such
trading may also increase a shareholder's tax
liability.  Market risk.

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
SWAPS, CAPS AND FLOORS.(5) Swaps involve the exchange          __           __            X              X          X
of obligations by two parties. Caps and floors
entitle a purchaser to a principal amount from the
seller of the cap or floor to the extent that a
specified index exceeds or falls below a
predetermined interest rate or amount.
Correlation, credit, interest rate, liquidity,
management, market and opportunity risks.

TIME DEPOSITS.  Non-negotiable receipts issued by a            X            __            35+            35+        35+
bank in exchange for the deposit of funds.  Liquidity
risk.

U.S. GOVERNMENT SECURITIES.  Short-term debt                   X            X             X              X          35+
instruments issued or guaranteed by the U.S. Treasury
or by an agency or instrumentalities of the U.S.
government.  Credit risk.

VARIABLE AND FLOATING RATE INSTRUMENTS.  Obligations           X            X             X              X          __
with a yield that is reset on a periodic basis and
loosely correlated to changes in money market
interest rates, including variable and floating
rate notes and bonds. Credit, interest rate and
liquidity risks.

WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES.  The               X            X             X              X          X
purchase or sale of securities for delivery at a future
date. Leverage, market and opportunity risks.


(1) Each Fund has a fundamental investment policy regarding these practices or securities, as set forth in the Statement of Additional Information, which may in some cases be less restrictive than the operating policy set forth in the chart.

(2) The Money Market Funds may invest in these securities only if consistent with their objectives and Rule 2a-7.

(3) Each Fund's liquidity limit is calculated as a percentage of its net assets.

(4) Reverse repurchase agreements would also be subject to a Fund's policy on borrowings.

(5) Relative to other securities, these securities are more likely to be deemed illiquid and, therefore, may be subject to the restrictions on illiquid securities.

TYPES OF INVESTMENT RISK

CORRELATION RISK. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks and volatility.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

INFORMATION RISK. The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK. The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK. Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

         o HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. There can be no assurance that a Fund's hedging transactions will be effective.

         o SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This risk is common to all mutual funds.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

NATURAL EVENT RISK. The risk of losses attributable to natural disasters, crop failures and similar events.

OPPORTUNITY RISK. The risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK. The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war. There are also risks particular to investing in foreign securities, including higher transaction costs, delayed settlements, currency controls and adverse economic developments.

PRE-PAYMENT RISK. Early repayment of principal and interest will effect the rate of return on mortgage-backed securities and may result in greater price and yield volatility and possible investment losses. When mortgage obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup any premium paid on mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee.

TAX RISK. The risk that the issuer of tax-exempt securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause interest income to be retroactively included in gross income.

VALUATION RISK. The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

PORTFOLIO TURNOVER


         High portfolio turnover rates will generally result in higher transaction costs to a Fund and may result in higher levels of taxable realized gains to a Fund's shareholders. To the extent such gains are short-term capital gains, they generally will be subject to tax at ordinary income tax rates.

                             INVESTMENT RESTRICTIONS

         The Funds are subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the particular Fund ("fundamental policies"). These fundamental policies (including those noted by Footnote 1 in the chart above) are set forth in their entirety in the Funds' Statement of Additional Information.


                               VALUATION OF SHARES

         The net asset value of each Fund other than the Money Market Funds is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each Business Day ("Valuation Times"). The net asset value of each Money Market Fund is determined and its shares are priced as of 1:00 p.m. (Eastern time) and as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each Business Day ("Valuation Times"). For each Money Market Fund, a "Business Day" constitutes (i) any day on which the Federal Reserve Bank is open and the New York Stock Exchange (the "NYSE") is open for trading and (ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. For each Fund, other than the Money Market Funds, a Business Day is (i) any day on which the NYSE is open for trading and
(ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. Net asset value per Share for purposes of pricing sales and redemptions is calculated by determining the value of the class's proportional interest in the securities and other assets of a Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of relevant class Shares outstanding.

         The securities in each Fund, other than the Money Market Funds, will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value.

         The Money Market Funds use the amortized cost method of valuing their securities. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact fluctuating interest rates have on the market value of the security. If the Board of Trustees determines that the deviation from a $1.00 price per share may result in material dilution or other unfair results to Shareholders, it will take appropriate steps to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten the average portfolio maturity of a Fund, adjusting or withholding dividends, or utilizing a net asset value per share determined by using available market quotations. There can be no assurance that a Money Market Fund will maintain a stable net asset value of $1.00 per Share.

         Most international securities held by the Global Asset Allocation Fund are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless SBCL under the supervision of the Board of Trustees determines such method does not represent fair value.

         For further information about the valuation of investments, see the Statement of Additional Information.


                        HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR


         Shares are sold on a continuous basis by the Eureka Funds' Distributor, BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Eureka Funds at (888) 890-8121.


PURCHASES OF CLASS A SHARES

         Class A Shares may be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by Participating Organizations, including brokers and dealers, under the Eureka Funds' Distribution and Shareholder Services Plan. See "MANAGEMENT OF EUREKA FUNDS--Distribution Plan."

         Shares of the Eureka Funds sold to Participating Organizations acting in a fiduciary, advisory, custodial (other than individual retirement accounts), or other similar capacity on behalf of Customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis.

         Investors may directly purchase Class A Shares of a Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) for at least the minimum initial purchase amount, payable to Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. Investors may obtain an Account Registration Form and additional information regarding the Eureka Funds by contacting their local Sanwa Bank California office or calling (888) 890-8121. Initial purchases of shares into a new account may not be made by wire. Subsequent purchases of Class A Shares of a Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) to the above address.

         If an Account Registration Form has been previously received by the Distributor, investors may also purchase Class A Shares by telephone. Telephone orders may be placed by calling the Eureka Funds at (888) 890-8121. Payment for Class A Shares ordered by telephone may be made by sending funds electronically to the Eureka Funds' custodian. To make payments electronically, investors must call the Eureka Funds at (888) 890-8121 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

         Class A Shares of the Investment Grade Bond Fund, the Global Asset Allocation Fund and the Equity Fund are sold at the net asset value next determined after receipt by the Distributor of an order in good form to purchase Shares (see "VALUATION OF SHARES"). In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Eureka Funds by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

         There is a minimum initial investment of $1,000 for the purchase of Class A Shares of a Fund, and a $50 minimum for subsequent purchases. The minimum initial investment amount is $50 if purchases are made in connection with qualified retirement plans (401(k) and 403(b) accounts only), systematic investment plans or payroll deduction plans. There is no limit on the amount of Class A Shares that may be purchased.

         Shareholders will be mailed a confirmation of each new transaction in their account. In the case of Class A Shares held of record by a Participating Organization but beneficially owned by a Customer, confirmations of purchases, exchanges and redemptions of Class A Shares by a Participating Organization will be sent to the Customer by the Participating Organization. Certificates representing Shares will not be issued.

EUREKA FUNDS INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

         The Eureka Funds make available IRAs, including IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and IRA "Rollover Accounts." An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A Shares for an IRA. Eureka Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

         The Eureka Funds also make available the Roth IRA. Unlike a traditional IRA, contributions to a Roth IRA are not tax deductible. However, distributions are generally excluded from income provided they occur at least five years after the creation of the Roth IRA and the distribution is (1) made on or after the date on which the individual attains age 59 1/2; (2) made to a beneficiary (or the individual's estate) on or after the individual's death; (3) attributable to the individual being disabled; or (4) a "qualified first-time home buyer distribution," subject to a $10,000 limit.

         There is a minimum investment of $1,000 in an IRA, and a $50 minimum for subsequent investments.

         All Eureka Funds IRA distribution requests must be made in writing to BISYS Fund Services, Inc. (the "Transfer Agent"). Any additional deposits to a Eureka Funds IRA must distinguish the type and year of the contribution.


         For more information on a Eureka Funds IRA call the Eureka Funds at
(888) 890- 8121. Shareholders are advised to consult a tax adviser on Eureka Funds IRA contribution and withdrawal requirements and restrictions. Shareholders should read the Disclosure Statement and Custodial Agreement for further details on eligibility, service fees, and tax implications.


ADDITIONAL INFORMATION ABOUT PURCHASING SHARES

         Purchases of Class A Shares of the Eureka Funds will be effected only on a Business Day (as defined in "VALUATION OF SHARES"). An order for a Fund received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order for a Money Market Fund received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order for a Money Market Fund received after the last Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day.

An order for any Fund other than a Money Market Fund received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order for any Fund other than a Money Market Fund received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the Business Day.

         An order to purchase Class A Shares of a Money Market Fund will be deemed to have been received by the Distributor when federal funds are available to the Eureka Funds' custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares of a Money Market Fund which is transmitted by federal funds wire will be available the same day for investment by the Eureka Funds' custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of a Money Market Fund.

         Shares of a Money Market Fund purchased before 1:00 p.m., Eastern time, begin earning dividends on the same Business Day. All Shares of a Money Market Fund continue to earn dividends through the day before their redemption. Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer's account fees for services provided in connection with investment in the Eureka Funds. Information concerning this Prospectus should be read in conjunction with any such information received from the Participating Organizations or Banks.

         The Eureka Funds reserve the right to reject any order for the purchase of its Class A Shares in whole or in part, including purchases made with foreign drafts or checks. The Eureka Funds will not accept third party checks for investment.

         Please call the Eureka Funds at (888) 890-8121 regarding proper instructions and information to purchase or redeem Shares by check or wire. Shareholders may also execute telephone transactions as explained below.

AUTO INVEST PLAN

         Eureka Funds' Auto Invest Plan enables Shareholders to make regular purchases of Class A Shares through automatic deduction from their bank accounts. With Shareholder authorization, the Transfer Agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account and will automatically invest that amount in Class A Shares at the public offering price on the date of such deduction. The required minimum initial investment when opening an account using the Auto Invest Plan is $50 per Fund; the minimum amount for subsequent investments in a Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration Form or submit a subsequent written request to the Transfer Agent. To change the frequency or amount of the Auto Invest Plan or to discontinue the feature, a Shareholder may call Eureka Funds at (888) 890-8121. Changes to the bank information must be made in writing, with a signature guarantee (as described below), to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. The Auto Invest Plan may be amended or terminated without notice at any time by the Distributor.


EXCHANGE PRIVILEGE

         Class A Shares of each Fund may be exchanged for Class A Shares of the other Funds, provided that the Shareholder making the exchange is eligible on the date of the exchange to purchase Class A Shares (with certain exceptions and subject to the terms and conditions described in this prospectus). Class A Shares of each Fund may be exchanged for Trust Shares in instances where the Shareholder becomes eligible to purchase Trust Shares. Depending upon the terms of a particular Customer account, a Participating Organization may charge a fee with regard to such an exchange. Information about such charges will be supplied by the Participating Organization.

         An exchange from one Fund to another Fund is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the Shareholder's tax cost (or "basis") in the Shares surrendered and the value of the Shares received in the exchange.


         A Shareholder wishing to exchange Class A Shares purchased directly from the Eureka Funds may do so by contacting the Eureka Funds at (888) 890-8121 or by providing instructions to the Transfer Agent. If not selected on the Account Registration form, the Shareholder will automatically receive exchange privileges. A Shareholder wishing to exchange Class A Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Distributor or the Transfer Agent by 4:00 p.m. (Eastern time) on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange should obtain and review a prospectus describing the Fund and class of Shares which he or she wishes to acquire before making the exchange. The exchange privilege may be exercised only in those states where the class of Shares of such other Fund may legally be sold. The Eureka Funds reserve the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days' written notice.


         The Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that excessive trading can have on efficient portfolio management, the Funds have established a policy of limiting exchange activity to four substantive exchange redemptions from a Fund during any calendar year. Other than exchanges pursuant to the Eureka Funds' Auto Exchange Plan, there is a $500 minimum for exchanges.

AUTO EXCHANGE

         Eureka Funds Auto Exchange enables Shareholders to make regular, automatic withdrawals from Class A Shares of a Money Market Fund and use those proceeds to benefit from dollar-cost-averaging by automatically making purchases of shares of another Eureka Fund. With shareholder authorization, the Transfer Agent will withdraw the amount specified (subject to the applicable minimums) from the Shareholder's Money Market Fund account and will automatically invest that amount in Class A Shares of the Fund designated by the Shareholder. In order to participate in the Auto Exchange, Shareholders must have a minimum beginning balance of $10,000 in their Money Market Fund account and are still subject to minimum account balance requirements as described below.

         To participate in the Auto Exchange, Shareholders should complete the appropriate section of the Account Registration Form, which can be acquired by calling the Distributor. To change the Auto Exchange instructions or to discontinue the feature, a Shareholder must send a written request to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. The Auto Exchange may be amended or terminated without notice at any time by the Distributor.

REDEMPTION OF SHARES

         Shareholders may redeem their Class A Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES") and Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account held by a Participating Organization or Bank. For example, if a Customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Participating Organization or Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares to the extent necessary to maintain the required minimum balance.


         Each Fund reserves the right to redeem a shareholder's Class A Shares if the Shareholder does not maintain a balance of $1,000 in the Class A Shares of that Fund.


REDEMPTION BY MAIL

         A written request for redemption must be received by the Eureka Funds in order to constitute a valid tender for redemption. The signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Shareholder(s) of record; or (b) a redemption check is to be mailed to the Shareholder(s) at an address other than the address of record or other than to a commercial bank designated on the Account Registration Form of such Shareholder(s). The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. A signature notarized by a notary public will not be accepted as a signature guarantee. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion regarding sending proceeds to your bank account.


REDEMPTION BY TELEPHONE

         Shares may be redeemed by telephone if the Shareholder selected that option on the Account Registration Form or in a subsequent written request to the Transfer Agent. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Presently there is no charge. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, contact SBCL or your Participating Organization.

TELEPHONE PROCEDURES


         A change of address may be requested over the telephone or by fax. These requests will be processed and subject to independent verification at the point of entry. Telephone and faxed address changes may not be made in conjunction with a redemption request or a change in Auto Invest/Auto Withdrawal instructions. A Shareholder that changes his or her address by phone will have their account subject to a ten business day escrow hold.

         The Distributor, the Transfer Agent, SBCL and the Eureka Funds will not be liable for any losses, damages, expenses or costs arising out of any telephone transaction (including purchases, exchanges, and redemptions) effected in accordance with the Eureka Funds' telephone transaction procedures, upon instructions reasonably believed to be genuine. The Eureka Funds will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are followed, the Eureka Funds will not be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a Shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, Shareholders are unable to effect telephone transactions, Shareholders may mail redemption requests to the Eureka Funds.


CHECK WRITING SERVICE

         Shareholders of Class A Shares of a Money Market Fund may write checks in the amount of $500 or more, against their Fund account. A Shareholder will receive a supply of checks after a signed signature card is received. A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his or her account. The Eureka Funds reserve the right to charge a Shareholder's account a fee for stopping payment of a check upon the Shareholder's request or if the check cannot be honored because of insufficient funds or other valid reasons.

AUTO WITHDRAWAL PLAN

         Eureka Funds Auto Withdrawal Plan enables Shareholders to make regular redemptions of Class A Shares of a Fund. With Shareholder authorization, the Transfer Agent will automatically redeem Class A Shares at the net asset value of the applicable Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the Shareholder. To participate in the Auto Withdrawal Plan Shareholders must have at least $10,000 in the Fund selected and must maintain a minimum account balance of $1,000 in the Fund. The minimum required withdrawal is $100 monthly. The purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities.

         To participate in the Auto Withdrawal Plan, Shareholders should complete the appropriate section of the Account Registration Form or submit a written request (with a signature guarantee) to the Transfer Agent. For a Shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Distributor.

PAYMENTS TO SHAREHOLDERS

         Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Eureka Funds will attempt to honor requests from Shareholders for next Business Day payments if the request for redemption is received by the Transfer Agent before the Valuation Time on a Business Day or, if the request for redemption is received after the Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Eureka Funds or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Money Market Funds will attempt to honor requests from Shareholders for same day payment upon redemption of Shares if the request for redemption is received by the Transfer Agent before 1:00 p.m. Eastern time, on a Business Day or, if the request for redemption is received after 1:00 p.m. Eastern time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

         In some instances, a Fund may be requested to redeem Shares for which it has not yet received good payment. Under such circumstances, the Eureka Funds may delay forwarding the proceeds until payment has been collected for the purchase of such Shares, which may take up to 15 days or more. To avoid delay in payment upon redemption, investors should purchase Shares by certified check or by wire transfer. The Eureka Funds intend to pay cash for all Shares redeemed, but under abnormal conditions which may make payment in cash unwise, the Eureka Funds may make payment wholly or partly in portfolio securities at their then current market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         Due to the relatively high cost of handling small investments, the Eureka Funds reserve the right to redeem, at net asset value, the Shares in an account with a value of less than $1,000. Accordingly, an investor purchasing Shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if he thereafter redeems some of his Shares. Before the Eureka Funds exercises its right to redeem such Shares, the Shareholder will be given notice that the value of his Shares of a Fund is less than the minimum amount and will be allowed 60 days to make an additional investment to increase the value of the account to at least $1,000.

         See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Eureka Funds may suspend the right of redemption or redeem Shares involuntarily if it appears appropriate to do so in light of the Eureka Funds' responsibilities under the 1940 Act.


                               DIVIDENDS AND TAXES

         Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). If qualified, a Fund will not have to pay federal taxes on amounts it distributes to Shareholders. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis.

Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net income and net realized capital gains.

         Dividends received by a Shareholder of a Fund that are derived from such Fund's investments in U.S. government securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. government securities directly. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from a Fund.

         Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

         The net investment income of each Money Market Fund is declared daily as a dividend to Shareholders at the close of business on the day of declaration. Dividends will generally be paid monthly. The Money Market Funds do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gains dividends" as described in the Code. However, any such capital gains will be distributed no more than twice a year after deduction for any available capital loss carryforward.

         The amount of dividends payable with respect to the Trust Shares will exceed dividends on Class A Shares due to the Distribution and Shareholder Services Plan fee applicable to Class A Shares.


         A dividend on the Shares of the Investment Grade Bond Fund is declared daily and paid monthly. A dividend on the Shares of the Global Asset Allocation Fund is declared and paid annually. A dividend on the Shares of the Equity Fund is declared and paid monthly. Net realized capital gains, if any, are distributed at least annually to Shareholders of record after deduction for any available capital loss carryforward.


         A Shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional Shares at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends receive the same tax treatment as dividends paid in cash. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares. If you elect to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be held in a non-interest bearing account pending further instructions from the Shareholder.

         Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.

         Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of a Fund as determined for tax purposes. Certain dividends paid by the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund, and so-designated by the Funds may qualify for the dividends received deduction for corporate shareholders. Because all of the net investment income of the remaining Funds is expected to be interest income, it is anticipated that no distributions from such Funds will qualify for the dividends received deduction. Distributions of net realized capital gains are taxable to Shareholders as long-term capital gains regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.


         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.


         Dividends that are derived from interest on a Fund's investments in U.S. government securities may be eligible for exemption from the state and local taxes of certain jurisdictions, although state and local tax authorities may not agree with this view. However, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.

         The foregoing is a summary of certain federal, state and local income tax consequences of investing in a Fund. Shareholders should consult their own tax advisers concerning the tax consequences of an investment in a Fund.

                         MANAGEMENT OF THE EUREKA FUNDS

TRUSTEES

         The Board of Trustees of the Eureka Funds has overall responsibility for the Funds. The Board of Trustees is elected by the Shareholders. There are currently five Trustees, two of whom are "interested persons" of the Eureka Funds within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Eureka Funds to supervise actively its day-to-day operations.

INVESTMENT ADVISER

         SBCL serves as Investment Adviser of each Fund. SBCL is a wholly-owned subsidiary of The Sanwa Bank, Limited, of Japan. Its principal offices are located at 601 South Figueroa Street, Los Angeles, California 90017.


         Established in 1972, SBCL provides a full range of individual and business banking services through a network of more than 100 branches and offices statewide. As of June 30, 1998, SBCL had approximately $8 billion in assets .


         Subject to the general supervision of the Board of Trustees and in accordance with the investment objectives and restrictions of a Fund, SBCL manages the Funds, makes decisions with respect to, and places orders for, all purchases and sales of its investment securities, and maintains its records relating to such purchases and sales.

         Under an investment advisory agreement between the Eureka Funds and SBCL, the fee payable to SBCL by each Fund for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of thirty one-hundredths of one percent (0.30%) of the Prime Money Market Fund's average daily net assets; twenty one-hundredths of one percent (0.20%) of the U.S. Treasury Obligations Fund's average daily net assets; sixty one-hundredths of one percent (0.60%) of the Investment Grade Bond Fund's average daily net assets; ninety one-hundredths of one percent (0.90%) of the Global Asset Allocation Fund's average daily net assets; and seventy five one-hundredths of one percent (0.75%) of the Equity Fund's average daily net assets, or (b) such fee as may from time to time be agreed upon by the Eureka Funds and SBCL. The fee agreed to from time to time by the Eureka Funds and SBCL may be significantly lower than the fee calculated at the annual rate and the effect of such agreed upon lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such agreed upon lower fee is in effect.

         Hal Nachtrieb and David Lampert, both Vice Presidents of SBCL, co-manage the Investment Grade Bond Fund. They have been with SBCL since 1995 and 1984, respectively, where they are responsible for the investment management of approximately $500 million in personal and institutional fixed income assets, including approximately $100 million in commingled bond funds.

         Prior to joining SBCL, Mr. Nachtrieb developed and managed equity and fixed income funds for Franklin Resources. He also served as vice president for Continental Bank, and before that, managed the fixed income trading desk at Imperial Corporation of America. Mr. Nachtrieb began his career as an investment manager as a mortgage-backed options trader for Drexel Burnham Lambert. Mr. Nachtrieb earned a master of business administration in finance from the University of Southern California and a bachelor of science in economics from Lewis & Clark College in Portland, Oregon.


         Most recently, Mr. Lampert was the Deputy Treasurer of SBCL responsible for all fixed income activities of the Treasury Department. Over the years, his responsibilities included trading bonds and bond futures, developing and implementing derivatives strategies for the bank and customers, and managing a $1 billion money market portfolio and the $600 million bond portfolio. Mr. Lampert graduated from the University of California at Los Angeles with a bachelor of arts in business/economics.

         Richard Weiss, Chief Investment Officer and Senior Vice President of SBCL, and Brian Garbe, Director of Investment Research & Strategy and Vice-President of SBCL, co- manage the Equity Fund and Global Asset Allocation Fund. They have been with the SBCL since 1994, where they are responsible for the investment management of approximately $1.2 billion in private and institutional assets, including approximately $250 million in commingled equity and international funds.


         Mr. Weiss has over 15 years of experience in the investment management industry. Prior to joining SBCL, Messrs. Weiss and Garbe both were employed by Vantage Global Advisors where they acted as manager and trader, respectively, for global asset allocation portfolios. Before that, they were managing director and investment officer, respectively, at TSA Capital Management, again responsible for the management and back-office of global investments. Earlier in his career, Mr. Weiss was a quantitative investment strategist for Paine Webber in New York, and director of quantitative analysis and systems for Mellon Bank in Pittsburgh, Pennsylvania.

         Mr. Weiss graduated magna cum laude with a master of business administration in finance and econometrics from the University of Chicago. He also graduated magna cum laude with a bachelor of science in finance and statistics from The Wharton School, University of Pennsylvania.

         Mr. Garbe earned a master of business administration and a bachelor of science in applied mathematics from the University of California at Los Angeles.

ADMINISTRATOR AND DISTRIBUTOR

         BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, is the administrator for each Fund and also acts as the Eureka Funds' principal underwriter and distributor (the "Administrator" or the "Distributor") under agreements approved by the Eureka Funds' Board of Trustees. BISYS Fund Services is wholly owned by The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.


         The Administrator generally assists in all aspects of a Fund's administration and operation. Under an administration agreement between the Eureka Funds and the Administrator, the fee payable by the Funds to the Administrator for management administration services is the lesser of (a) a fee computed at the annual rate, subject to a per Fund annual minimum of $75,000, of twenty one-hundredths of one percent (0.20%) of the Fund's average daily net assets up to $500 million; eighteen and one-half one-hundredths of one percent (0.185%) of the Funds' average daily net assets in excess of $500 million up to $1 billion; seventeen and one-half one-hundredths of one percent (0.175%) of the Funds' average daily net assets in excess of $1 billion or (b) such fee as may from time to time be agreed upon by the Eureka Funds and the Administrator. A fee agreed to from time to time by the Eureka Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such agreed upon lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such agreed upon lower fee is in effect.


SERVICE PLAN


         Under the Service Plan, a Fund will pay a monthly service fee to BISYS Fund Services ("BISYS") as compensation for services in connection with the Service Plan at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares of each Fund. BISYS may periodically waive all or a portion of the fee with respect to a Fund. BISYS may use the service fee to pay banks, other financial institutions and intermediaries, broker-dealers, SBCL and SBCL's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of administrative services or to provide administrative services to the holders of Class A Shares. All payments by BISYS for services under the Service Plan will be made pursuant to an agreement (a "Service Agreement") between BISYS and such bank, financial institution or intermediary, broker-dealer, or affiliate or subsidiary ("Participating Organization"). A Service Agreement will relate to the provision of administrative services to the Participating Organization's customers owning a Fund's Class A Shares. Under the Service Plan, a Participating Organization may include SBCL or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Service Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank

(or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Service Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

EXPENSES


         SBCL and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. The Eureka Funds is responsible for all of its expenses and liabilities. As a general matter, expenses are allocated to the Class A Shares and Trust Shares of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A Shares, other than in accordance with the relative net asset value of the class, are expenses under the Eureka Funds' Distribution and Shareholder Services Plan ("Distribution Plan") which relate only to the Class A Shares.


         The organizational expenses of each Fund have been capitalized and are being amortized in the first five years of each Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.

DISTRIBUTION PLAN


         The Eureka Funds' Class A Shares are sold on a continuous basis by the Distributor under a Distribution Agreement. Under the Distribution Plan, a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor may use the distribution fee to provide distribution assistance with respect to a Fund's Class A Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or
(ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor ("Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class A Shares to the

Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning a Fund's Class A Shares. Under the Distribution Plan, a Participating Organization may include SBCL or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

         The Distribution Plan also contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Eureka Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

         The Distributor, at its expense, may provide promotional incentives to dealers in connection with sales of shares of the Eureka Funds. In some instances, compensation or promotional incentives may be offered to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to dealers in connection with conferences, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the Eureka Funds, and other events sponsored by dealers.

BANKING LAWS

         SBCL believes that it possesses the legal authority to perform the investment advisory services for the Eureka Funds contemplated by its investment advisory agreement with the Eureka Funds and described in this Prospectus without violation of applicable banking laws and regulations, and has so represented to the Eureka Funds. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which SBCL could continue to perform such services for the Eureka Funds. See "MANAGEMENT OF EUREKA FUNDS--Glass Steagall Act" in the Statement of Additional Information for further discussion of applicable banking laws and regulations.


                               GENERAL INFORMATION

DESCRIPTION OF THE EUREKA FUNDS AND ITS SHARES


         The Eureka Funds was organized as a Massachusetts business trust on April 7, 1997. There are an unlimited number of authorized Shares of beneficial interest of the Eureka Funds which may, without Shareholder approval, be divided into an unlimited number of series of such Shares, and which are presently divided into five series of Shares, one for each of the following Funds: the Prime Money Market Fund, the U.S. Treasury Obligations Fund, the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund. Each Fund offers to the public two classes of shares: Class A and Trust Shares. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees (see "Miscellaneous" below).


         Shareholders are entitled to one vote per Share (with proportional voting for fractional Shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, Shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, and (iii) only the holders of Class A Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to such class.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Eureka Funds or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Eureka Funds or that particular Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Eureka Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Eureka Funds or such Fund.

         Overall responsibility for the management of the Eureka Funds is vested in the Board of Trustees. See "MANAGEMENT OF EUREKA FUNDS--Trustees of the Eureka Funds." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders at a meeting held for such purpose in accordance with the provisions of the Declaration of Trust and the By-laws of the Eureka Funds and Massachusetts law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

         Although the Eureka Funds is not required to hold annual meetings of Shareholders, Shareholders holding at least 10% of the Eureka Funds' outstanding Shares have the right to call a meeting to elect or remove one or more of the Trustees of the Eureka Funds. Shareholder inquiries should be directed to the Secretary of the Eureka Funds at 3435 Stelzer Road, Columbus, Ohio 43219.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

         The Bank of New York serves as Custodian for the Eureka Funds.

         BISYS Fund Services, Inc. serves as transfer agent for and provides fund accounting services to the Eureka Funds.

OTHER CLASSES OF SHARES

         In addition to Class A Shares, the Eureka Funds also offer Trust Shares of each Fund. Trust Shares are offered to Sanwa Bank California and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial (other than for individual retirement accounts), or similar capacity. Trust Shares are sold at net asset value and are not subject to a Distribution Plan fee or a Service Plan fee. A salesperson or other person entitled to receive compensation for selling or servicing the shares may receive different compensation with respect to one particular class of shares over another in the Fund. For further details regarding eligibility requirements for the purchase of Trust Shares, contact your Sanwa Bank California representative.

PERFORMANCE INFORMATION

         General. From time to time, a Money Market Fund's annualized "yield" and "effective yield" and total return for Class A Shares may be presented in advertisements, sales literature and shareholder reports. The "yield" of a Money Market Fund is based upon the income earned by the Fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of a Money Market Fund is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Shares of the Eureka Funds and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of the assumed reinvestment.

         Total return is calculated for the past year and the period since the establishment of each Money Market Fund. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

         From time to time performance information of the Investment Grade Bond Fund, the Global Asset Allocation Fund and the Equity Fund showing its average annual total return, aggregate total return, and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return will be calculated for the period since the establishment of a Fund. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of an investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing the net investment income per Share for the Investment Grade Bond Fund, the Global Asset Allocation Fund and the Equity Fund earned during a recent 30-day period by that Fund's per Share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the results.

         The Investment Grade Bond Fund, the Global Asset Allocation Fund and the Equity Fund may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. The Funds do not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature.

         Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Trust Shares are not subject to Distribution Plan fees or Service Plan fees, the yield and total return for Trust Shares will be higher than that of the Class A Shares for the same period.

         Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc., IBC/Donoghue's MONEY FUND REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         Information about the performance of a Fund is based on a Fund's record up to a certain date and is not intended to indicate future performance. Yields and total returns of a Fund will fluctuate. Any fees charged by the Participating Organizations to their customers in connection with investment in a Fund are not reflected in the Eureka Funds' performance information.

         Further information about the performance of a Fund is contained in that Fund's annual report to Shareholders, which may be obtained without charge by contacting the Eureka Funds at the address below.

Prior Performance of the Investment Adviser

         The following tables set forth the Investment Adviser's composite performance data relating to the historical performance of all collective investment trusts and common trust funds managed by the Investment Adviser, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. The data is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against a specified market index or indices and does not represent the performance of the Equity Fund and the Investment Grade Bond Fund. Investors should not consider this performance data as an indication of future performance of the Equity Fund and the Investment Grade Bond Fund or of the Investment Adviser.

         The Investment Adviser's composite performance data shown below were calculated in accordance with required recommended standards of the Association for Investment

Management and Research(1) ("AIMR"), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and loses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Investment Adviser's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The Investment Adviser's composites include all actual, fee-paying, discretionary institutional, private accounts managed by the Investment Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the Investment Adviser's composites combine the individual accounts' returns by asset-weighting each individual account's asset value as of the beginning of the month. Yearly returns are calculated by geometrically linking the monthly returns.

         The institutional private accounts that are included in the Investment Adviser's composites are not subject to the same types of expenses to which the Equity Fund and Investment Grade Bond Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolios by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Investment Adviser's composites could have been adversely affected if the institutional private accounts included in the composites had been regulated as investment companies under the federal securities laws.

         The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

         The investment results of the Investment Adviser's composites presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Equity Fund and Investment Grade Bond Fund or an individual investor investing in such Funds. The investment results of the Investment Adviser's composites were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Funds

-------------
(1) AIMR is a non-profit membership and education organization with more than 30,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and
     (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

         All information set forth in the tables below relies on data supplied by the Investment Adviser or from statistical services, reports or other sources believed by the Investment Adviser to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.


                                            EQUITY PERFORMANCE
                              INVESTMENT ADVISER'S        EUREKA
                                     EQUITY               EQUITY                 S&P 500
         YEAR                     COMPOSITE                FUND                  INDEX(1)
         ----                     ---------                ----                  --------
         1988                       10.20%                                        16.50%
         1989                       25.18%                                        31.43%
         1990                        4.03%                                        -3.19%
         1991                       29.66%                                        30.55%
         1992                        3.12%                                         7.68%
         1993                        2.54%                                        10.00%
         1994                        0.75%                                         1.23%
         1995                       35.85%                                        37.50%
         1996                       22.60%                                        23.12%
         1997(2)                    23.47%                                        25.34%
         1998(3)                       --                    [ __%]                [ __%]
         Last Year(4)               30.12%
         Last 5 Years(4)            17.38%
         Last 10 Years(4)           15.03%


---------------

(1) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2)  For the ten-month period through October 31, 1997.

(3) Aggregate total return for the Class A Shares of the Eureka Equity Fund from commencement of operations on February 3, 1998 through September 30, 1998.

(4)  Through October 31, 1997.

                                          INVESTMENT GRADE BOND PERFORMANCE

                          INVESTMENT ADVISER'S       INVESTMENT               LEHMAN                     LEHMAN
                            INVESTMENT GRADE            GRADE             GOVERNMENT/                  AGGREGATE
YEAR                          BOND COMPOSITE          BOND FUND        CORPORATE BOND INDEX 1(1)         INDEX(2)
----                          --------------          ---------        -------------------------         --------
1988                               8.72%                                       7.59%                       7.88%
1989                              12.16%                                      14.24%                      14.53%
1990                               6.65%                                       8.28%                       8.95%
1991                              13.37%                                      16.13%                      16.00%
1992                               6.95%                                       7.58%                       7.40%
1993                               9.40%                                      10.97%                       9.75%
1994                              -5.26%                                      -3.49%                      -2.92%
1995                              16.58%                                      19.24%                      18.48%
1996                               0.22%                                       2.91%                       3.61%
1997(3)                            7.45%                                       8.04%                       8.09%
1998(4)                              --                     [__%]               [__%]                       [__%]
Last Year(5)                       8.05%
Last 5   Years(5)                  5.65%
Last 10   Years(5)                 7.60%

---------------

(1) The Lehman Government/Corporate Bond Index includes the Government and Corporate Bond indices. The Government Bond Index is made up of the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi- federal corporation, and corporate debt guaranteed by the U.S. Government). We have also included the 1-3 year Government Index, composed of agency and Treasury securities with maturities of one to three years, and the 20+ Year Treasury Index, composed of Treasury issues with 20 years or more to maturity. The Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt. The Corporate Index sectors are industrial, finance, utility, and Yankee. Also included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental or international agencies.

(2) The Lehman Aggregate Index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard & Poor's Corporation, or Fitch Investors Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indices include bonds with maturities of up to 10 years, and long-term indices include those with maturities of 10 years or longer. Price, coupon, paydown, and total return are reported for all sectors on a month-end to month-end basis. All returns are market value-weighted inclusive of accrued interest.

(3)  For the ten-month period through October 31, 1997.

(4) Aggregate total return for the Class A Shares of the Eureka Investment Grade Bond Fund from commencement of operations on February 3, 1998 through September 30, 1998

(5)  Through October 31, 1997.


Prime Money Market Fund

         The Prime Money Market Fund commenced operations on November 1, 1997 subsequent to the transfer of assets by the Employee Benefit Trust Money Market Fund E, a collective investment trust, to the Prime Money Market Fund in exchange for shares of the Prime Money Market Fund. The Prime Money Market Fund's portfolio of investments on November 1, 1997 was the same as the portfolio of the Employee Benefit Trust Money Market Fund E immediately prior to the transfer.

         The Employee Benefit Trust Money Market Fund E was not a registered investment company as it was exempt from registration under the 1940 Act. Since, in a practical sense, the common trust fund constitutes a "predecessor" of the Fund, the Prime Money Market Fund calculates the performance for each Class of the Fund for periods commencing prior to the transfer of the Employee Benefit Trust Money Market Fund E's assets to the Prime Money Market Fund by including the Employee Benefit Trust Money Market Fund E's total return adjusted to reflect the deduction of fees and expenses, absent any waivers, applicable to the Class A Shares of the Fund as stated in the footnotes to the Fee Table in this Prospectus.

         The Prime Money Market Fund from time to time may advertise certain investment performance figures, as discussed above. These figures are based on historical earnings, but past performance data is not necessarily indicative of future performance of the Fund.


                                  COMPARATIVE PERFORMANCE INFORMATION REGARDING
                                THE EMPLOYEE BENEFIT TRUST MONEY MARKET FUND E AND
                                           THE PRIME MONEY MARKET FUND

                                           AVERAGE ANNUAL TOTAL RETURN*
                                                 OCTOBER 31, 1997

FUND                                1 YEAR             3 YEARS           5 YEARS        10 YEARS
----                                ------             -------           -------        --------
Employee Benefit Trust
  Money Market Fund E                4.50%             4.62%             3.82%            5.19%

-------------

         The above-mentioned performance data includes the performance of the Employee Benefit Trust Money Market Fund E for the ten year period before the Prime Money Market Fund commenced operations, adjusted to reflect the deduction of fees and expenses, absent any waivers, applicable to the Class A Shares of the Prime Money Market Fund. The Employee Benefit Trust Money Market Fund E was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the Employee Benefit Trust Money Market Fund E had been subject to such requirements of the 1940 Act and the Code, its performance may have been adversely affected. The investment objective, policies, guidelines and restrictions of the Prime Money Market Fund are materially equivalent to the investment objective, policies, guidelines and restrictions of the Employee Benefit Trust Money Market Fund E.


* Figures were calculated pursuant to a methodology established by the SEC and do not reflect the imposition of a sales load given that the Class A Shares of the Prime Money Market Fund are not subject to a sales load.


YEAR 2000

         The investment services industry is evaluating the capability of existing application software programs and operating systems to accommodate the date value for the year 2000. Many existing application software products in the marketplace were designed only to accommodate a two-digit date position, which represents the year (e.g., "95" is stored on the system and represents the year
1995). If the year 1999 is the maximum date value these systems are able to accurately process, the improper identification of the year 2000 could result in a computer system failure or miscalculations causing a disruption of operations. The Funds' principal service providers are taking steps the Funds believe are reasonably designed to address the year 2000 issues with respect to the computer systems those providers operate. However, this is an ongoing process and testing and other steps are scheduled to be completed in 1999. Nevertheless, the inability of a service provider to successfully address year 2000 issues could result in interruptions in the Funds' business and have a material adverse impact on the Funds' operations.


MISCELLANEOUS

         Shareholders will receive unaudited semi-annual reports describing the investment operations their Fund(s) and annual financial statements audited by independent public accountants.

         Inquiries regarding the Eureka Funds may be directed in writing to the Eureka Funds at the following address: The Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792.

                               INVESTMENT ADVISER
                              Sanwa Bank California
                        Investment Management Department
                             601 S. Figueroa Street
                          Los Angeles, California 90017

                          ADMINISTRATOR AND DISTRIBUTOR
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                  LEGAL COUNSEL
                                  Ropes & Gray
                               One Franklin Square
                               1301 K Street, N.W.
                                 Suite 800 East
                              Washington, DC 20005

                            TRANSFER AGENT BISYS Fund
                                 Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                    AUDITORS
                                Ernst & Young LLP
                              10 West Broad Street
                              Columbus, Ohio 43215

                                    CUSTODIAN
                              The Bank of New York
                              90 Washington Street
                            New York, New York 10286

                              CROSS REFERENCE SHEET

                                  EUREKA FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                        Statement of Additional
Part B Item No.                                                         Information Caption
---------------                                                         -------------------

10. Cover Page                                                          Cover Page

11. Table of Contents                                                   Table of Contents

12. General Information and History                                     Additional Information -
                                                                        Organization and Description of
                                                                        Shares

13. Investment Objectives and Policies                                  Investment Objective and Policies

14. Management of the Funds                                             Management of Eureka Funds

15. Control Persons and Principal
        Holders of Securities                                           Miscellaneous

16. Investment Advisory and Other Services                              Management of Eureka Funds

17. Brokerage Allocation and Other Practices                            Management of the Eureka Funds

18. Capital Stock and Other Securities                                  Valuation; Additional Purchase
                                                                        and Redemption Information;
                                                                        Management of Eureka Funds;
                                                                        Additional Information
19. Purchase, Redemption and Pricing
       of Securities Being Offered                                      Valuation; Additional Purchase
                                                                        and Redemption Information;
                                                                        Management of Eureka Funds

20. Tax Status                                                          Additional Tax Information

21. Underwriters                                                        Management of Eureka Funds

22. Calculation of Performance Data                                     Performance Information

23. Financial Statements                                                Financial Statements

                                  EUREKA FUNDS



                       STATEMENT OF ADDITIONAL INFORMATION



                                FEBRUARY 1, 1999


                                ----------------










This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the Eureka Prime Money Market Fund, the Eureka U.S. Treasury Obligations Fund, the Eureka Investment Grade Bond Fund, the Eureka Global Asset Allocation Fund, and the Eureka Equity Fund which are dated February 1, 1999. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. The Eureka Funds were organized on April 7,1997 as the Sanwa Fund and changed their name to the "Eureka Funds" prior to commencing operations. Copies of the Prospectuses may be obtained by writing the Eureka Funds at P.O. Box 182792, Columbus, Ohio 43218-2792, or by telephoning toll free 888-890-8121.

                                TABLE OF CONTENTS


                                                                                                               Page
                                                                                                               ----

EUREKA FUNDS......................................................................................................1

INVESTMENT OBJECTIVE AND POLICIES.................................................................................1
    Additional Information on Portfolio Instruments...............................................................1
    Investment Restrictions......................................................................................19
    Additional Information Regarding Fundamental Investment Restrictions.........................................20
    Portfolio Turnover...........................................................................................21

VALUATION........................................................................................................22
    Valuation of the Money Market Funds..........................................................................22
    Valuation of the Investment Grade Bond Fund, the Global Asset Allocation Fund and the
             Equity Fund.........................................................................................23
    Valuation of International Securities........................................................................24

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................24
    Matters Affecting Redemption.................................................................................25

ADDITIONAL TAX INFORMATION.......................................................................................25
    General  ....................................................................................................25
    Additional Tax Information Concerning the Global Asset Allocation Fund.......................................27

MANAGEMENT OF THE EUREKA FUNDS...................................................................................28
    Trustees and Officers........................................................................................28

             Investment Adviser..................................................................................30
    Portfolio Transactions.......................................................................................31
    Glass-Steagall Act...........................................................................................34
    Administrator................................................................................................35
    Distributor..................................................................................................36
    Custodian....................................................................................................37
    Transfer Agent and Fund Accounting Services..................................................................37
    Independent Auditors.........................................................................................37
    Legal Counsel................................................................................................37

PERFORMANCE INFORMATION..........................................................................................38
    Yields of the Money Market Funds.............................................................................38

             Yields of the Variable NAV Funds....................................................................38
    Calculation of Total Return..................................................................................40
    Performance Comparisons......................................................................................41

                                                                                                               Page
                                                                                                               ----
ADDITIONAL INFORMATION...........................................................................................42
    Organization and Description of Shares.......................................................................42
    Shareholder and Trustee Liability............................................................................43
    Miscellaneous................................................................................................43

APPENDIX.........................................................................................................47

                       STATEMENT OF ADDITIONAL INFORMATION

                                  EUREKA FUNDS

         Eureka Funds is an open-end management investment company. The Eureka Funds consist of five series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of five separate investment portfolios: the Eureka U.S. Treasury Obligations Fund (the "U.S. Treasury Obligations Fund"), the Eureka Prime Money Market Fund (the "Prime Money Market Fund" and together with the U.S. Treasury Obligations Fund, the "Money Market Funds"), the Eureka Investment Grade Bond Fund (the "Investment Grade Bond Fund"), the Eureka Global Asset Allocation Fund (the "Global Asset Allocation Fund"), and the Eureka Equity Fund (the "Equity Fund"). Each Fund offers to the public two classes of Shares: Class A Shares and Trust Shares. Most information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. An investment in Shares of a Fund should not be made without first reading the applicable Prospectuses.


                        INVESTMENT OBJECTIVE AND POLICIES

Additional Information on Portfolio Instruments

         The following policies supplement the information pertaining to portfolio instruments of each Fund as set forth in the Prospectuses.

         The Appendix to this Statement of Additional Information identifies nationally recognized statistical ratings organizations ("NRSROs") that may be used by Sanwa Bank California, the Eureka Funds' investment adviser ("SBCL"), with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         Asset-Backed Securities. Asset-backed securities are secured by company receivables, home equity loans, truck or auto loans, leases, credit card receivables and other securities backed by receivables or assets.

         Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

         Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period. The CARDS principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

         Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization.

         Bankers' Acceptances and Certificates of Deposit. All of the Funds except the U.S. Treasury Obligations Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

         Certain debt securities such as, but not limited to, mortgage-backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.

         CMOs include stripped mortgage securities, which are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not fully developed. Stripped mortgage securities issued or guaranteed by the U.S. government and held by a Fund may be considered liquid securities pursuant to guidelines established by the Board of Trustees.

         Commercial Paper. Each Fund, except for the U.S. Treasury Obligations Fund, may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper usually has a maturity of less than nine months and has a fixed rates of return.

         The Prime Money Market Fund, the Investment Grade Bond Fund, and the Global Asset Allocation Fund may purchase commercial paper designated as "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper. Certain transactions in
Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.

         Common and Preferred Stock. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

         Foreign Currency Transactions. The Global Asset Allocation Fund may use forward foreign currency exchange contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but instead allow a Fund to establish a rate of exchange for a future point in time. The Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the "ECU" used in the European Community) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The Fund may enter into forward foreign currency exchange contracts when deemed advisable by SBCL under two circumstances. First, when entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S.
dollar or other foreign currency.

         Second, when SBCL anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into

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a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

         A separate account of a Fund consisting of liquid assets equal to the amount of the Fund's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will be equal the amount of such commitments by the Fund.

         Foreign Investment. The Funds, other than the U.S. Treasury Obligations Fund, may invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank, denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks, Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Funds may invest in foreign commercial paper, including Canadian and European commercial paper as described above. The Prime Money Market Fund, the Equity Fund and the Global Asset Allocation Fund may also purchase foreign equity securities, including ADRs (sponsored and unsponsored), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs").

         Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges, may subject a Fund to additional investment risks. Such risks include adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure

                                       B-5


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requirements, exchange control regulations, non-U.S. withholding taxes and the adoption of other foreign governmental restrictions.

         Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Funds will acquire such securities only when SBCL believes the risks associated with such investments are minimal.

         Futures Contracts and Related Options. The Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund (the "Variable NAV Funds") may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

         Successful use of futures by the Funds is also subject to SBCL's ability to correctly predict the direction the market will move. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the

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time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult to impossible to liquidate existing positions or to recover excess variation margin payments.

         Guaranteed Investment Contracts. Guaranteed investment contracts ("GICs") are issued by highly rated U.S. insurance companies. Under these contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Fund on a monthly basis, which is based on an index (such as the Solomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate.

         Illiquid and Restricted Securities. Some investments may be determined by SBCL, under the supervision of the Board of Trustees, to be illiquid. Securities may be deemed illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in over-the-

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counter markets. Moreover, restricted securities, which may be illiquid, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

         Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Investment Company Securities. By investing in other investment companies, a Fund becomes exposed to the risks of that investment company's portfolio of securities. Securities of other investment companies will be acquired by the Funds within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bear directly in connection with its own operations.

         Investment Grade Debt Obligations. The Variable NAV Funds may invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.


         Under normal circumstances at least 80% of the Investment Grade Bond Fund's assets will be invested in investment grade debt securities. The Fund will only invest in securities that, at the time of initial investment, are rated equal to or greater than BBB- by Standard & Poor's or Baa3 by Moody's. The Fund will only invest in unrated debt securities should SBCL determine that the security is of comparable quality to an investment grade issue. The Fund will not invest in securities that, at the time of initial investment, do not meet the above credit guidelines. Securities that are subsequently downgraded in quality below investment grade by both Standard & Poor's and Moody's may continue to be held in the portfolio, and will be sold only if SBCL believes it would be advantageous to do so. Securities rated less than BBB- by Standard & Poor's and Baa3 by Moody's are classified as non-investment grade securities. Such securities carry a high degree of risk and are considered speculative by the major credit ratings agencies. Credit quality in the non-investment grade bond market can change suddenly and unexpectedly and even recently issued credit rating may not fully reflect the actual risks posed by a particular non-investment grade security.


         Municipal Obligations. Municipal securities are debt securities issued by a state, its political subdivisions, agencies, authorities and corporations. Municipal securities include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

         Municipal securities include securities issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities.

         Municipal securities are generally classified as "general obligation" or "revenue." General obligation securities are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds that are municipal securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

         Municipal notes are instruments issued by or on behalf of governments and political sub-divisions thereof. Examples include: tax anticipation notes ("TANS"), which are short-term debt instruments issued by a municipality or state to finance working capital needs of the issuer in anticipation of receiving taxes on a future date; revenue anticipation notes ("RANS"), which are short-term debt instruments issued by a municipality or state to provide cash prior to receipt of expected non-tax revenues from a specific source; bond anticipation notes ("BANS"), which are short-term debt instruments issued by a municipality or state that will be paid off with the proceeds of an upcoming bond issue; and tax revenue anticipation notes ("TRANS"), which are short-term debt instruments issued by a municipality or state to finance working capital needs in anticipation of receiving taxes or other revenues. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the

Government National Mortgage Association) at the end of the project construction period. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer.

         Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities may include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance facilities for charitable institutions. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations. Taxable municipal securities also may include remarketed certificates of participation.

         The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

         Municipal securities also include participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet marketable as more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation:
(1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.



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         Options - Calls and Puts.

         Calls. The Variable NAV Funds may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional income. This premium income will serve to enhance each Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in SBCL's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns.

         The Variable NAV Funds will write call options only if they are "covered" and may buy call options. In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike owning securities not subject to an option, a Fund does not have any control over the point at which it may be required to sell the underlying securities, because

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it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account by the Fund's custodian. A Fund does not consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, SBCL, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for the option. The premium received by a Fund for writing covered call options will be recorded as a liability in a Fund's statement of assets and liabilities. This liability will be readjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of a Fund is computed (close of the New York Stock Exchange (the "NYSE")), or, in the absence of such sale, the latest asked price (or, with respect to the Global Asset Allocation Fund, the mean between the last bid and asked prices). The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance

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with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         Puts. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. To the extent consistent with its investment objective, the Variable NAV Funds may buy put options and write secured put options.

         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies. The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in SBCL's opinion, present minimal credit risks.

         Risk Factors Relating to Options. There are several risks associated with transactions in put and call options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options, restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or serie of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. In addition, the success of a hedging strategy based on options transactions may depend on the ability of SBCL to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates.

         Repurchase Agreements. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which SBCL deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and SBCL will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.

         If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Eureka Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

         Reverse Repurchase Agreements. As discussed in the Prospectuses, each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with each Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse

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repurchase agreement, it will place in a segregated custodial account liquid assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. government securities or other liquid high quality debt securities or high grade debt securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         Rights Offerings and Warrants to Purchase. The Variable NAV Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Fund will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.

         Securities Lending. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by SBCL and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans are subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which SBCL has determined are creditworthy under guidelines established by the Board of Trustees.

         Short-Term Trading. Short-term trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Funds in order to take advantage of what SBCL believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Funds and their transaction costs.

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         Supranational Organizational Obligations. The Funds, other than the
U.S. Treasury Obligations Fund, may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

         Swaps. Swap agreements (a common form of derivatives) are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations the Funds will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. Swap agreements also bear the risk that the Funds will not be able to meet their obligations to the counterparty. This risk will be mitigated by having the Funds invest in the specific asset for which they are obligated to pay a return. Swap agreements may be considered illiquid and therefore subject to a Fund's limitation on illiquid securities.

         U.S. Government Obligations. The U.S. Treasury Obligations Fund will invest exclusively in bills, notes and bonds issued or guaranteed by the U.S. Treasury or agency obligations which are also supported by the full faith and credit of the U.S. government. Each of the other Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such other obligations may include those which are supported by the full faith and credit of the U.S. government; others which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies and instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when SBCL believes that the credit risk with respect thereto is minimal.

         U.S. Government Securities. U.S. government securities include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. government, such as GNMA and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

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         U.S. government securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage repays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. government securities.

         "Zero coupon" U.S. government securities also tend to be more volatile than other types of U.S. government securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

         Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Funds, except for the U.S. Treasury Obligations Fund, may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and a Fund could, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the criteria for commercial paper. SBCL will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a

                                      B-17


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maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         Variable and Floating Rate Notes. The Funds, other than the U.S. Treasury Obligations Fund, may acquire variable and floating rate notes, subject to each Fund's investment objective, policies, and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by SBCL under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies. In making such determinations, SBCL will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, it may resell a note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         For purposes of the Money Market Funds, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

         When-Issued Securities. Each Fund may purchase securities on a when-issued basis and may purchase and sell securities on a forward commitment basis (i.e., for delivery beyond the normal settlement date at a stated price and yield), including "TBA" (to be announced) purchase commitments. When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that any such Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund

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incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In addition, the purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.


Investment Restrictions

         For each Fund the following investment restrictions are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund.

         1. The Fund may lend or borrow money to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         2. The Fund may pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         3. The Fund may issue senior securities to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         4. The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         5. The Fund may not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         6. The Fund may underwrite securities to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         7. The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

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Additional Information Regarding Fundamental Investment Restrictions

         The fundamental investment restrictions limit a Fund's ability to engage in certain investment practices and purchase securities to the extent permitted by, or consistent with, the 1940 Act. Relevant limitations of the 1940 Act are described below. Each Fund may be subject to more restrictive non-fundamental investment policies. Non-fundamental investment policies may be changed by the Board of Trustees.

         The following 1940 Act descriptions are to assist the investor in understanding the fundamental restrictions above, and are not themselves fundamental.

         Fundamental investment restriction (1). The 1940 Act presently limits a Fund's ability to borrow to one-third of the value of its total assets. Borrowing by a Fund allows it to leverage its portfolio, which exposes it to certain risks. Leveraging exaggerates the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest received from the securities purchased with borrowed funds.

         The 1940 Act also restricts the ability of any mutual fund to lend. Under the 1940 Act, a Fund may only make loans if expressly permitted to do so by the Fund's investment policies, and a Fund may not make loans to persons who control or are under common control with the Fund. Thus, the 1940 Act effectively prohibits a Fund from making loans to certain persons when conflicts of interest or undue influence are most likely present. The Funds may, however, make other loans which if made would expose shareholders to certain additional risks.

         Fundamental investment restriction (2). The 1940 Act limits a Fund's ability to pledge, mortgage or hypothecate its assets to one-third of its assets. To the extent that pledged assets are encumbered for more than seven days such assets would be considered illiquid and, therefore, each Fund's use of such techniques would be limited to 15% of its net assets (10% for the Money Market Funds).

         Fundamental investment restriction (3). The ability of a mutual fund to issue senior securities is severely circumscribed by complex regulatory constraints under the 1940 Act that restrict, for instance, the amount, timing, and form of senior securities that may be issued. Because portfolio management techniques involving the issuance of senior securities, such as the purchase of securities on margin, short sales, or the writing of puts on portfolio securities, are all techniques that involve the leveraging of a portfolio and would not be consistent with the current SEC rules governing Money Market Funds.

         Fundamental investment restriction (4). Under Section 5(b) of the 1940 Act, an investment company is diversified if, as to 75% of its total assets, no more than 5% of the

                                      B-20


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value of its total assets is invested in the securities of a single issuer and no more than 10% of the issuer's voting securities is held by the investment company. However, each of the Funds is subject to the "per issuer" diversification requirements of the Internal Revenue Code of 1986 ("Code") at the Fund's tax quarter-ends. Under the Code, the 5% "per issuer" limit is applied only to 50% of a Fund's total assets (not 75% of total assets as under the 1940 Act). However, no single issuer can exceed 25% of a Fund's total assets under the Code as well as under the 1940 Act.


         Fundamental investment restriction (5). "Concentration" is interpreted under the 1940 Act to mean investment of 25% or more of a Fund's total assets in a single industry. If a Fund were to "concentrate" its investments in a narrow industry, investors would be exposed to greater risks because the Fund's performance would be largely dependent on that segment's performance. None of the Funds have reserved the right to concentrate in any industry.

         Fundamental investment restriction (6). The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.

         Fundamental investment restriction (7). This restriction would permit investment in commodities, commodities contracts, futures contracts, or real estate to the extent permitted under the 1940 Act. However, it is unlikely, that the Funds would make such investments. Each Fund would like the ability to consider using these investment techniques in the future. Commodities, as opposed to commodity futures, represent the actual underlying bulk goods, such as grains, metals and food stuffs. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings, and such instruments are generally sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Given the Funds' proposed investment objective, the Funds do not expect to invest in these types of investments; however, if a Fund did so invest, it would be exposed to these types of risks associated with the underlying security.

Portfolio Turnover


         The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. High portfolio turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains (including short-term capital gains generally taxed at ordinary income tax rates) to a Fund's shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.


                                      B-21


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         Because securities with maturities of less than one year are excluded from the calculation of the portfolio turnover rate, the portfolio turnover rate for each Money Market Fund is expected to be zero for regulatory and reporting purposes.


                                    VALUATION

         The net asset value of each Fund other than the Money Market Funds is determined and its Shares are priced as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time) on each Business Day ("Valuation Times"). The net asset value of each Money Market Fund is determined and its Shares are priced as of 1:00 p.m. (Eastern time) and as of the close of regular trading of the NYSE (generally 4:00 p.m., Eastern time) on each Business Day. For each Money Market Fund, as used herein a "Business Day" constitutes (i) any day on which the Federal Reserve Bank is open and the NYSE is open for trading and (ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. For each other fund, a Business Day is (i) any day on which the NYSE is open for trading and (ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. Net asset value per Share for purposes of pricing sales and redemptions is calculated by determining the value of the class's proportional interest in the securities and other assets of a Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of relevant class Shares outstanding. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Valuation of the Money Market Funds

         The Money Market Funds use the amortized cost method of valuing their securities. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of each Money Market Fund's securities can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, each Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will not purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer

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maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and each Money Market Fund's investment objective, to stabilize the net asset value per Share for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires the Board of Trustees to promptly consider what action, if any, should be initiated. If the Board of Trustees determines that the deviation from a $1.00 price per Share may result in material dilution or other unfair results to Shareholders, it will take the appropriate steps to eliminate or reduce these consequences to the extent reasonably practicable. These steps may include selling portfolio instruments prior to maturity in order to realize capital gains or losses to shorten the average portfolio maturity, adjusting or withholding dividends or utilizing a net asset value per Share determined by using available market quotations.

Valuation of the Investment Grade Bond Fund, the Global Asset Allocation Fund and the Equity Fund

         Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair market value in SBCL's best judgment under procedures established by, and under the supervision of the Eureka of Trustees. A Fund will value its investments in mutual funds securities at the redemption price, which is net asset value.

         Among the factors considered in valuing portfolio securities held by the Funds, are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair market value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         The Eureka Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining



                                     B-23

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valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Eureka Funds under the general supervision of the Board of Trustees. Several pricing services are available, one or more of which may be used by SBCL from time to time.

         Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method.

Valuation of International Securities

         Valuation of securities of foreign issuers is as follows: to the extent sale prices are available, securities which are traded on a recognized stock exchange, whether U.S. or foreign, are valued at the last sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE. In the event that there are no sales, the means between the last available bid and asked prices will be used. If a security is traded on more than one exchange, the last sale price on the exchange where the stock is primarily traded is used. An option or futures contract is valued at the last sales price prior to 4:00 p.m. Eastern time, as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. Eastern time. In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value. The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless SBCL under the supervision of the Board of Trustees determines such method does not represent fair value. All other assets and securities held by the Fund (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees or by someone under its direction. Any assets which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

         Certain of the securities acquired by the Global Asset Allocation Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each class of Shares of the Funds are sold on a continuous basis by BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services. In addition to purchasing Shares directly from BISYS Fund Services, Class A or Trust Shares may be purchased through procedures established by BISYS Fund Services in connection with the requirements of


                                      B-24

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accounts at SBCL, or SBCL's affiliated or correspondent banks. Customers purchasing Shares of the Eureka Funds may include officers, directors, employees of SBCL or SBCL's affiliated or correspondent banks, employees of BISYS Fund Services or Trustees of the Eureka Funds.

Matters Affecting Redemption

         The Eureka Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Eureka Funds of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Company to determine the fair market value of its total net assets.

         The Eureka Funds may redeem any class of Shares involuntarily if redemption appears appropriate. See "Valuation of the Money Market Funds" above.


                           ADDITIONAL TAX INFORMATION

General

         It is the policy of each of the Funds to qualify for the favorable tax treatment accorded regulated investment companies (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By qualifying as a RIC, each Funds expects to eliminate or reduce to a nominal amount its federal income taxes.


         In order to qualify as a RIC and to qualify for the favorable tax treatment accorded RICs and their shareholders, a Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute each year at least 90% of its dividend, interest (including tax-exempt interest), and certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other RICs, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.


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         A non-deductible excise tax is imposed on RICs that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year plus any undistributed amounts from prior years. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect taxpayer identification number or no number at all, who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends, or who fails to provide a certified statement that he or she is not subject to "backup withholding."


         A Fund's transactions in futures contracts, options, and foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale" and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds.


         Investment by the Fund in "passive foreign investment companies" could subject the Fund to federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

         A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.


         Although each Fund expects to qualify as a RIC and to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. If for any taxable year a Fund does not qualify for the special federal tax treatment accorded a RIC, all of its taxable income will be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its Shareholders). In addition, distributions to Shareholders will be taxed as ordinary income even if the distributions are attributable to capital gains or exempt interest earned by the Fund.


         Information set forth in the Prospectuses and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

Additional Tax Information Concerning the Global Asset Allocation Fund


         Dividends And certain interest income earned by the Global Asset Allocation Fund from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for federal income tax purposes, To treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Global Asset Allocation Fund Will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If a fund makes the election, the amount of such foreign taxes paid by a Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them). A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

         The Global Asset Allocation Fund's transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.



                         MANAGEMENT OF THE EUREKA FUNDS

Trustees and Officers

         The Trustees and officers of each Fund, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):



                                   Position with the
Name/Age                           Eureka Funds                       Principal Occupation
--------                           ------------                       --------------------

Larry D. Layne*                    Trustee; Chairman of the           Group Executive Vice President/Head
56                                 Board                              Relationship Banking Group - Sanwa
                                                                      Bank California, 1992-Present

Kazuyoshi Kuwahata                 Trustee                            Vice Chairman - Sanwa Bank
                                                                      California

Donald H. Livingstone              Trustee                            Professor - Marriott School of Business,
55                                                                    1994-1997; Director -
                                                                      Center for Entrepreneurship, 1994-1997;
                                                                      Partner - Arthur Andersen LLP, 1976-
                                                                      1995

Walter F. Beran                    Trustee                            Chairman - Pacific Alliance Group,
72                                                                    Present; Chairman - Optimatrix Health
                                                                      Solutions, Inc., Present; Board Member -
                                                                      Compensation Resource Group, Present;
                                                                      Board Member -Fleetwood Enterprises,
                                                                      Inc., Present; Board Member - Ventas,
                                                                      Inc., Present; Retired - Ernst & Young,
                                                                      1986

                                   Position with the
Name/Age                           Eureka Funds                       Principal Occupation
--------                           ------------                       --------------------

David L. Buell                     Trustee                            Chairman and Chief Executive 61 Officer
                                                                      -Prime Bank FEBRUARY 1998 to Present;
                                                                      Owner (50%) - Prime, LLC, 1996-_____,
                                                                      1998; Founder, Chairman & CEO -
                                                                      Metrobank, 1978- 1996

Irimga McKay                       President                          Senior Vice President, July 1993 to
37                                                                    date, prior thereto First Vice President
                                                                      of the Administrator and Distributor,
                                                                      November 1988 to July 1993; Regional Vice
                                                                      President, Continental Equities, June
                                                                      1987 to November 1988; Assistant
                                                                      Wholesaler, VMS Realty Partners (a real
                                                                      estate limited partnership), May 1986 to
                                                                      June 1987

Kandis Bates                       Vice President

Greg Maddox                        Vice President                     Director of BISYS Fund Services,
29                                                                    1991-Present

Martin R. Dean                     Treasurer                          Vice President of Administration and
35                                                                    Regulatory Services of BISYS Fund
                                                                      Services (1994-Present); Senior Manger,
                                                                      KPMG Peat Marwick LLP (1987-1994)
Paul Kane                          Secretary

Alaina V. Metz                     Assistant Secretary                Chief Administrative Officer of BISYS
30                                                                    Fund Services - Blue Sky compliance
                                                                      (1995-Present); Alliance Capital
                                                                      Management, L.P. (1989-1995)


         The officers of the Eureka Funds receive no compensation directly from the Eureka Funds for performing the duties of their offices. BISYS Fund Services receives fees from the Eureka Funds for acting as Administrator and BISYS Fund Services, Inc. receives fees from the Eureka Funds for acting as Transfer Agent and for providing fund accounting services to the Eureka Funds.

--------------------------------------------------------------------------------




                               COMPENSATION TABLE1


--------------------------------------------------------------------------------------------------------------------------
                                                                                                            Total
                                                                   Pension or                            Compensation
                                             Aggregate             Retirement          Estimated           from the
                                            Compensation        Benefits Accrued         Annual             Eureka
                                          from the Eureka       as Part of Fund      Benefits upon      Funds Paid to
       Name of Person, Position                Funds                Expenses           Retirement         Directors
--------------------------------------------------------------------------------------------------------------------------
Walter F. Beran, Trustee                     $                       None                 None              $
--------------------------------------------------------------------------------------------------------------------------
David L. Buell, Trustee                      $                       None                 None              $
--------------------------------------------------------------------------------------------------------------------------
Donald H. Livingstone,                       $                       None                 None              $
Trustee
--------------------------------------------------------------------------------------------------------------------------
Larry Layne, Trustee                        -0-                      None                 None              -0-
--------------------------------------------------------------------------------------------------------------------------
Masaki Horioka2, Trustee                    -0-                      None                 None              -0-
--------------------------------------------------------------------------------------------------------------------------




1 Compensation figures are for the fiscal year ENDED on September 30, 1998. 2 Masaki Horioka resigned as Trustee of the Eureka Funds effective September
   25, 1998.


Investment Adviser

         Investment advisory and management services are provided to each Fund by SBCL pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated October 21, 1997.


         The Advisory Agreement provides that SBCL shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Eureka Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty under the 1940 Act with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of SBCL in the performance of its duties, or from reckless disregard by SBCL of its obligations and duties under the Advisory Agreement.

         The Advisory Agreement will continue in effect until October 21, 2000, and if not terminated, shall continue in effect as to a particular Fund for successive periods of twelve months, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not parties to the Advisory Agreement or interested persons of any party to the Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the vote of a majority of the Trust's Board of Trustees or by the vote of a majority of the outstanding voting securities of such Fund. The Advisory Agreement is terminable as to a particular Fund at any time on 60 days written notice, without the payment of any penalty, by the Trust (by vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund) or by SBCL. The Advisory Agreement will immediately terminate in the event of its assignment, as defined in the 1940 Act.

         Under an investment advisory agreement between the Eureka Funds and SBCL, the fee payable to SBCL by each Fund for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of thirty one-hundredths of one percent (0.30%) Of the Prime Money Market Fund's average daily net assets; twenty one-hundredths of one percent (0.20%) Of the U.S. Treasury Obligations Fund's average daily net assets; sixty one-hundredths of one percent (0.60%) Of the Investment Grade Bond Fund's average daily net assets; ninety one-hundredths of one percent (0.90%) Of the Global Asset Allocation Fund's average daily net assets; and seventy five one-hundredths of one percent (0.75%) Of the Equity Fund's average daily net assets, or (b) such fee as may from time to time be agreed upon by the Eureka Funds and SBCL. The fee agreed to from time to time by the Eureka Funds and SBCL may be significantly lower than the fee calculated at the annual rate and the effect of such agreed upon lower fee would be to lower a Fund's expenses and increase the net income of the fund during the period when such agreed upon lower fee is in effect.

         For the period ended September 30, 1998, the Advisor received $_____ from the Prime Money Market Fund, $______ from the U.S. Treasury Obligations Fund, $_______ from the Investment Grade Bond Fund, $______ from the Global Asset Allocation Fund, and $______ from the Equity Fund.


Portfolio Transactions

         Pursuant to the Advisory Agreement, SBCL determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute portfolio transactions. Purchases and sales of portfolio securities with respect to the Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Eureka Funds, where possible, will deal directly with dealers who make a market in the securities involved unless better price and execution are available elsewhere. While SBCL generally seeks competitive spreads or commissions, the Eureka Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by SBCL in its best judgment and in a manner deemed fair and reasonable to Shareholders. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions. Brokerage will at times be allocated to firms that supply research, statistical data and similar services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to, and not in lieu of, services required to be performed by SBCL and does not reduce the advisory fees payable to SBCL. Such information may be useful to SBCL in serving both the Eureka Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to SBCL in carrying out its obligations to the Eureka Funds.




         Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable rules and regulations, SBCL will not execute portfolio transactions on behalf of the Funds through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with SBCL, BISYS Fund Services, or their affiliates, and will not give preference to SBCL's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by SBCL. Other investment companies or accounts may also invest in the same securities as the Eureka Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund of the Eureka Funds, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which SBCL believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, SBCL may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement, in making investment recommendations for the Eureka Funds, SBCL will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Eureka Funds is a customer of SBCL or their parents, subsidiaries, or affiliates, and, in dealing with their customers, SBCL and their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Eureka Funds.

         In determining when and to what extent to use Sanwa Securities (USA) Company LP, Sanwa Futures LLC or any other affiliated broker-dealer as its broker for executing orders for the Funds on securities exchanges, SBCL will consider (if relevant) whether the compensation to be paid Sanwa Securities
(USA) Company LP, Sanwa Futures LLC or any other affiliated broker-dealer will be (i) fair and reasonable, (ii) at least as favorable to the Funds as commissions that would be charged by other qualified brokers having comparable execution capabilities and (iii) at least as favorable as commissions contemporaneously charged by Sanwa Securities (USA) Company LP, Sanwa Futures LLC or any other affiliated broker-dealer on comparable transactions for its most favored unaffiliated customers. The Funds do not consider it practicable or in the best interests of their shareholders to solicit competitive bids for commission rates on each transaction. However, the Board of Trustees, including a majority of the Trustees who are not "interested persons" of Sanwa Securities (USA) Company LP, Sanwa Futures LLC or any other affiliated broker-dealer within the meaning of the 1940 Act, (i) has prescribed procedures designed to provide that the Funds do not pay commissions that do not meet the standards described above, (ii) reviews those procedures annually to determine whether they remain adequate and
(iii) considers quarterly whether or not the commissions charged by Sanwa Securities (USA) Company LP, Sanwa Futures LLC or any other affiliated broker-dealer have met the standards.

         Brokerage services Sanwa Securities (USA) Company LP or Sanwa Futures LLC provides to the Funds are also subject to Rule 11a2-2(T) under the Securities Exchange Act of 1934, as amended. Rule 11a2-2(T) permits the Funds to use Sanwa Securities (USA) Company LP or Sanwa Futures LLC as a broker provided certain conditions are met. Among these requirements are that members of the exchange not associated with Sanwa Securities (USA) Company LP or Sanwa Futures LLC perform the floor brokerage element of portfolio transactions (that is, execution on the exchange floor or through use of exchange facilities) that the orders to such members be transmitted from off the exchange floor and that neither Sanwa Securities (USA) Company LP, Sanwa Futures LLC nor an associated person of Sanwa Securities (USA) Company LP or Sanwa Futures LLC participates in the execution of the transaction after the order has been so transmitted. In connection with transactions in which Sanwa Securities (USA) Company LP or Sanwa Futures LLC acts as broker for the Funds, Sanwa Securities (USA) Company LP or Sanwa Futures LLC, while not permitted to perform floor brokerage (which is undertaken by members Sanwa Securities (USA) Company LP or Sanwa Futures LLC selects who are not associated with that firm), still continues to bear principal responsibility for determining important elements of overall execution such as timing and order size, and also clears and settles such transactions. Sanwa Securities (USA) Company LP or Sanwa Futures LLC pays the fees charged by those persons performing the described floor brokerage elements. Sanwa Securities (USA) Company LP or Sanwa Futures LLC will not trade directly with the Funds in any transactions in which Sanwa Securities (USA) Company LP or Sanwa Futures LLC or an affiliate acts as principal.


         During the fiscal year ended september 30, 1998, the Investment Grade Bond Fund paid aggregate brokerage commissions in the amount of $_____, the Global Asset Allocation Fund paid aggregate brokerage commissions in the amount of $_____, and the Equity Fund paid aggregate brokerage commissions in the amount of $_____.

Glass-Steagall Act


         In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.


         SBCL believes that they possess the legal authority to perform the services for each Fund contemplated by the Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict SBCL from continuing to perform such services for the Eureka Funds. Depending upon the nature of any changes in the services which could be provided by SBCL, the Board of Trustees of the Eureka Funds would review the Eureka Funds' relationship with SBCL and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of SBCL or their affiliated and correspondent banks (the "Banks") in connection with Customer's purchases of Shares of the Eureka Funds, the Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Eureka Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.

Administrator


         BISYS Fund Services serves as administrator (the "Administrator") to each Fund pursuant to the Administration Agreement dated as of October 21, 1997. The Administrator assists in supervising operations of each Fund (other than those performed by SBCL under the Advisory Agreement, those performed by The Bank of New York under its custodial services agreements with the Eureka Funds, and those performed by BISYS Fund Services, Inc. under its transfer agency , shareholder service and fund accounting agreements with the Eureka Funds). The Administrator is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to monitor the net asset value of the Money Market Funds, to maintain office facilities for the Eureka Funds, to maintain the Eureka Funds' financial accounts and records, and to furnish the Eureka Funds statistical and research data and certain bookkeeping services, and certain other services required by the Eureka Funds. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Eureka Funds' operations (other than those performed by SBCL under the Advisory Agreement, and those performed by The Bank of New York, under its custodial services agreements with the Eureka Funds, and those performed by BISYS Fund Services, Inc. under its transfer agency , shareholder service and fund accounting agreements with the Eureka Funds). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.



         Under the Administration Agreement, the Administrator receives a fee from each Fund equal to the lesser of (a) a fee computed at the annual rate set forth below, subject to a per Fund annual minimum of $75,000: twenty one-hundredths of one percent (0.20%) of a Fund's average daily net assets up to $500 million; eighteen and one-half one-hundredths of one percent (0.185%) of a Fund's average daily net assets in excess of $500 million up to $1 billion; and seventeen and one-half one-hundredths of one percent (0.175%) of a Fund's average daily net assets in excess of $1 billion, or (b) such fee as may from time to time be agreed upon by the Eureka Funds and the Administrator. A fee agreed to from time to time by the Eureka Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.

         The Administration Agreement will continue until October 31, 2000. Thereafter, the Administration Agreement shall be renewed automatically for successive two year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days notice by the Eureka Funds' Board of Trustees or by the Administrator.


         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Eureka Funds in connection with the matters to which the Administration Agreement relates, except a loss, action or error resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or BY REASON OF reckless disregard by the Administrator of its obligations and duties thereunder.

         For the period ended September 30, 1998, the Administrator received $_____ from the Prime Money Market Fund, $______ from the U.S. Treasury Obligations Fund, $_______ from the Investment Grade Bond Fund, $______ from the Global Asset Allocation Fund, and $______ from the Equity Fund.


Distributor

         BISYS Fund Services serves as distributor to each Fund pursuant to a Distribution Agreement dated October 21, 1997. The Distribution Agreement will continue in effect for one-year periods if such continuance is approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.


         For its services as Distributor, BISYS Fund Services is entitled to a fee of 0.25% of the average daily net assets of Class A Shares of each Fund payable under the Fund's Distribution Plan. For the period ended September 30, 1998, BISYS Fund Services received $________ with respect to the Class A Shares of the Prime Money Market Fund, $________ with respect to the Class A Shares of the U.S. Treasury Obligations Fund, $________ with respect to the Class A Shares of the Investment Grade Bond Fund, $________ with respect to the Class A Shares of the Global Asset Allocation Fund, and $________ with respect to the Class A Shares of the Equity Fund.


         The Distribution Plan was initially approved on October 21, 1997 by the Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees"). The Distribution Plan provides for fees only upon the Class A Shares of each Fund.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares of that Fund. The Distribution Plan may be amended by vote of the Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund's Class A Shares. The Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

Custodian

         The Bank of New York serves as the Eureka Funds' Custodian.

Transfer Agent and Fund Accounting Services


         BISYS Fund Services, Inc. serves as transfer agent to each Fund pursuant to a Transfer Agency Agreement. Under the Transfer Agency Agreement, BISYS Fund Services, Inc. receives a fee from each Fund at the annual rate of $15,000 in addition to various annual per account fees.


         BISYS Fund Services, Inc. also provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the Eureka Funds. Under the Fund Accounting Agreement, BISYS Fund Services, Inc. receives a fee from each Fund at the annual rate of .03% of such Fund's average daily net assets, subject to a minimum annual fee.

Independent Auditors


         The financial information appearing in the Prospectuses under "FINANCIAL HIGHLIGHTS" has been derived from financial statements of the Eureka Funds incorporated by reference into this Statement of Additional Information which have been audited by Ernst & Young LLP, independent auditors, as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. The address of Ernst & Young LLP, is 10 West Broad Street, Columbus, Ohio 43215.


Legal Counsel

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 serve as counsel to the Eureka Funds.

                             PERFORMANCE INFORMATION

Yields of the Money Market Funds

         As summarized in the Fund's Prospectuses under the heading "Performance Information," the "yield" of each Money Market Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

         The yield and effective yield of each Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of each Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.


         For the seven-day period ended September 30, 1998, the yield and effective yield, of the Trust Shares and Class A Shares of the Prime Money Market Fund and the U.S. Treasury Obligations Fund, calculated as described above was as follows:



                                                                               Effective
            Fund                            Class             Yield              Yield

Prime Money Market Fund                     Trust                 %                  %

U.S. Treasury Obligations Fund              Trust                 %                  %

Prime Money Market Fund                     Class A               %                  %

U.S. Treasury Obligations Fund              Class A               %                  %

Yields of the Variable NAV Funds


         As summarized in the Prospectuses under the heading "Performance Information," yields of the Variable NAV Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period, according to the following formula:

                                            a-b
                        30-Day Yield = 2[( ----- +1)6-1]
                                             cd

         In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30- day base period (net of reimbursements); "c" represents the average daily number of shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

         Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Variable NAV Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Eureka Funds allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each Fund.

         Investors in the Variable NAV Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.



         For the 30-day period ending September 30, 1998, the yield of the Trust Shares and Class a Shares of the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund, calculated as described above was as follows:




                                                                                                 Effective
   Fund                                    Class                          Yield                    Yield
   ----                                    -----                          -----                    -----

Investment Grade Bond Fund                  Trust                            %                         %

Global Asset Allocation Fund                Trust                            %                         %

Equity Fund                                 Trust                            %                         %

Investment Grade Bond Fund                Class A                            %                         %

Global Asset Allocation Fund              Class A                            %                         %

Equity Fund                               Class A                            %                         %

Calculation of Total Return

         Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

         At any time in the future, yields and total return may be higher or lower than past yields, there can be no assurance that any historical results will continue.


For the period since inception through September 30, 1998, aggregate total return was as follows:




                                                                                                 AGGREGATE
        FUND                               CLASS                          INCEPTION DATE         TOTAL RETURN
        ----                               -----                          --------------         ------------

Prime Money Market Fund                     Trust                       November 1, 1997                   %

U.S. Treasury Obligations Fund              Trust                       November 3, 1997                   %

Investment Grade Bond Fund                  Trust                       November 1, 1997                   %

Global Asset Allocation Fund                Trust                       November 1, 1997                   %

Equity Fund                                 Trust                       November 1, 1997                   %

Prime Money Market Fund                     Class A                     February 3, 1998                   %

U.S. Treasury Obligations Fund              Class A                     February 3, 1998                   %

Investment Grade Bond Fund                  Class A                     February 3, 1998                   %

Global Asset Allocation Fund                Class A                     February 3, 1998                   %

Equity Fund                                 Class A                     February 3, 1998                   %

Performance Comparisons

         Yield and Total Return. From time to time, performance information for the Funds showing their average annual total return and/or yield may be included in advertisements or in information furnished to present or prospective shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives may from time to time be included in advertisements.

         From time to time, the Eureka Funds may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Eureka Funds, (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include in these communications calculations, such as hypothetical compounding examples, that describe hypothetical investment results, such performance examples will be based on an express set of assumptions and are not indicative of performance of any of the Funds.

         Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 Stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE.

         The Morgan Stanley Capital International Europe, Australia and the Far East Index ("EAFE") is an index composed of a sample of companies representative of the market structure of twenty European and Pacific Basin countries. The Index represents the evolution of an unmanaged portfolio consisting of all domestically listed stocks.

         The Lehman Aggregate Bond Index ("Aggregate Bond Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. government; all quasi-federal corporations; all corporate debt guaranteed by the U.S. government; and mortgage backed securities. Corporate issues must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated investment grade by a NRSRO. Flower bonds and foreign targeted issues are also included in the Aggregate Bond Index.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by SBCL or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.




                             ADDITIONAL INFORMATION

Organization and Description of Shares

         The Eureka Funds organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated April 7, 1997, under the name "Sanwa Fund." A copy of the Eureka Funds' Amended and Restated Agreement and Declaration of Trust, (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The Eureka Funds presently have five series of Shares offered to the public. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Eureka Funds into one or more additional series.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Eureka Funds, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.


         Shares of the Eureka Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Class A Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to Class A. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Eureka Funds and filed with the Eureka Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of the Eureka Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Shareholder and Trustee Liability

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Eureka Funds. However, the Declaration of Trust disclaims Shareholder liability for acts or obligations of the Eureka Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Eureka Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

         The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the Eureka Funds shall be personally liable in connection with the administration or preservation of the assets of the Eureka Funds or the conduct of the Eureka Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the Eureka Funds shall look solely to the assets of the Eureka Funds for payment.

Miscellaneous

         The Eureka Funds may include information in its Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends,
(2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within the Eureka Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform Shareholders of the activities of the Eureka Funds for the most recent fiscal year or half-year and to provide the views of the SBCL and/or Eureka Funds officers regarding expected trends and strategies.

         The organizational expenses of the Eureka Funds have been allocated to each Fund and are being amortized over a period of five years from the commencement of the public offering of Shares of the Eureka Funds. In the event any of the initial Shares of the Eureka Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Shares being redeemed bears to the total number of initial Shares outstanding at the time of redemption. Investors purchasing Shares of the Eureka Funds subsequent to the date of the Prospectuses and this Statement of Additional Information bear such expenses only as they are amortized against a Fund's investment income.

         The Eureka Funds are registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Eureka Funds.


         As of November 10, 1998, the trustees and officers of the Trust, as a group, owned less than 1% of the Trust Shares and of the Class A Shares of any of the Eureka Funds.

         As of November __, 1998, SBCL, 601 S. Figueroa Street, Los Angeles, California 90017 was the beneficial shareholder of the outstanding voting shares of the Trust Shares of the Funds as follows: __% of the Prime Money Market Fund, __% of the U.S. Treasury Obligations Fund, __% of the Investment Grade Bond Fund, __% of the Global Asset Allocation Fund, and __% of the Equity Fund.

         The following table indicates the ownership of record of the shareholders who, to the best knowledge of the Trust, were the owners of 5% or more of the outstanding Shares of the Trust, as of November 10, 1998:

PRIME MONEY MARKET FUND-CLASS A SHARES
Corelink Financial                                 31.09%
P.O. Box 4054
Concord, CA 94524

Michael L. Vermillion                              22.19%
5849 88th St.
Sacramento, CA 95828

Randall S. & Linda Young                           21.39%
18 Royal Oaks Ct.
Alamo, CA 94507

Virginia Johnson                                    9.92%
82 David Dr.
Moraga, CA 94556


U.S. TREASURY OBLIGATIONS FUND-CLASS A SHARES
Global Care Guide Inc.                             62.10%
C/O Michael Goldberg
1160 Battery St., 4th Fl.
San Francisco, CA 94111

Corelink Financial                                 36.78%
P.O. Box 4054
Concord, CA 94524


INVESTMENT GRADE BOND FUND-CLASS A SHARES
Corelink Financial Inc.                            92.38%
P.O. Box 4045
Concord, CA 94524

Linda Rogers                                        7.52%
P.O. Box 80430
Ranco Santa Margarita, CA 92688


EQUITY FUND-CLASS A SHARES
Corelink Financial Inc.                            89.71%
P.O. Box 4054
Concord, CA 94524

Linda Rogers                                        9.39%
P.O. Box 80430
Ranco Santa Margarita, CA 92688


GLOBAL ASSET ALLOCATION FUND-CLASS A SHARES
Corelink Financial Inc.                            98.09%
P.O. Box 4054
Concord, CA 94524


PRIME MONEY MARKET FUND-TRUST SHARES
Taylor & Co.                                       91.17%
P.O. Box 60078 OC4-5
Los Angeles, CA 90060

Sanwa Bank California                               8.77%
P.O. Box 60540
Los Angeles, CA 90060-0540


U.S. TREASURY OBLIGATIONS FUND-TRUST SHARES
Taylor & Co.                                       99.88%
P.O. Box 60078 OC4-5
Los Angeles, CA 90060


INVESTMENT GRADE BOND FUND-TRUST SHARES
Taylor & Co.                                       96.58%
P.O. Box 60078 OC4-5
Los Angeles, CA 90060


EQUITY FUND-TRUST SHARES
Taylor & Co.                                       86.20%
P.O. Box 60078 OC4-5
Los Angeles, CA 90060

Sanwa Bank California                              13.73%
P.O. Box 60540
Los Angeles, CA 90060


GLOBAL ASSET ALLOCATION FUND-TRUST SHARES
Taylor & Co.                                       77.35%
P.O. Box 60078 OC4-5
Los Angeles, CA 90060

Sanwa Bank California                              22.60%
P.O. Box 60540
Los Angeles, CA 90060-0540

         The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

         The Independent Accountant's Report for the year ended September 30, 1998, and Financial Statements for the Eureka Funds for the period ended September 30, 1998, are all incorporated by reference to the Annual Report of the Eureka Funds, dated as of such dates, which has been previously sent to Shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of each such report may be obtained without charge by contacting the Distributor, BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephone toll-free at 888- 890-8121.

                                    APPENDIX


The NRSROs utilized by SBCL include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps Credit Rating Co. ("Duff"), Fitch IBCA ("Fitch"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO.


Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA Debt rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB Debt rated BB is regarded as having significant speculative characteristics although it is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality.  Protection factors are strong.
         AA       Risk is modest but may vary slightly from time to time
         AA-      because of economic conditions.

         A+       Protection factors are average but adequate. However,
         A        risk factors are more variable and greater in periods
         A-       of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+."

         A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


 Fitch's description of its three highest long-term debt ratings:

         AAA Obligations which have the highest rating. Capacity for timely repayment of principal and interest is extremely strong.

         AA Obligations for which capacity for timely repayment of principal and interest is very strong. The risk attached to these obligations differs only slightly from the highest rated debt.

         A Obligations for which capacity for timely repayment of principal and interest is strong. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.



Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                                  -   Leading market positions in well-
                                      established industries.
                                  -   High rates of return on funds employed.

                                  - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
                                  -   Broad margins in earnings coverage of
                                      fixed financial charges and high internal cash generation.
                                  -   Well-established access to a range of
                                      financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 Highest category. The obligor's capacity to meet its financial commitments is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

         A-2 Obligations assigned this rating are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3 Obligations assigned this rating exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Duff's description of its five highest short-term debt ratings. Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category:

         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation.
                      Nevertheless, timely payment is expected.

Fitch's description of its four highest short-term debt ratings:


         F1 Obligations assigned this rating have the highest capacity for timely payment.

         F2 Obligations supported by a strong capacity for timely repayment. however, the relative degree of risk is slightly higher than for issues classified as "F1" and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

         F3 Obligations supported by an adequate capacity for timely payment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher rated categories.

         B Obligations for which the capacity for timely repayment is uncertain relative. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.


Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1             This designation denotes best quality. There is present
                         strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2             This designation denotes high quality. Margins of
                         protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

           SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

           SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

The TBW Short-Term Debt Ratings apply only to specific debt instruments with original maturities of one year or less. TBW ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure.

The TBW Short-Term Ratings represent an assessment of the likelihood of an untimely payment of principal or interest.

           TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

           TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

           TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

           TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements:

               Included in Part A:


               --   To be included in 485(b) filing to be made in January 1999.


               Included in Part B:


               --   To be included in 485(b) filing to be made in January 1999.



          (b)  Exhibits:


               (1)  (a) Declaration of Trust, dated April 7, 1997, is
                        incorporated by reference from Exhibit 1 to the Funds' initial Registration Statement filed on July 31, 1997 ON Form N-1A.



                    (b) Amended and Restated Agreement and Declaration of
                        Trust, dated October 17, 1997, is filed herewith.

               (2) Form of By-Laws is incorporated by reference from Exhibit 2 to the Funds' initial Registration Statement filed on July 31, 1997 ON Form N-1A.


               (3)  Not applicable.

               (4)  (a) Article III, Sections 4 and 5; Article IV, Section 1;
                        Article V; Article VIII, Section 4; and Article IX, Sections 1, 4 and 7 of the Declaration of Trust referred to herein as Exhibit (1).

                    (b) Article 9; Article 10, Section 6; and Article 11 of the
                        Bylaws referred to herein as Exhibit 2.

               (5) Investment Advisory Agreement between Registrant and Sanwa Bank California, dated October 21, 1997, is incorporated by reference from Exhibit 5 to Post-Effective

                    Amendment No. 1 to the Fund's Registration Statement (filed February 20, 1998) on Form N-1A.

               (6) Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership, dated October 31, 1997, is incorporated by reference from Exhibit 6 to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April 29, 1998) on Form N-1A.


               (7)  Not applicable.


               (8)  (a) Custody Agreement between Registrant and The Bank of New
                        York, dated November 3, 1997, is incorporated by reference from Exhibit 8(a) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April 29, 1998) on Form N-1A.


                    (b) Form of Foreign Custody Manager Agreement between
                        Registrant and The Bank of New York is incorporated by reference to Exhibit 8(b) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on October 3, 1997 on Form N-1A.


               (9)  (a) Transfer Agency Agreement between Registrant and BISYS
                        Fund Services, Inc., dated October 31, 1997, is incorporated by reference from Exhibit 9(a) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April 29, 1998) on Form N-1A.

                    (b) Fund Accounting Agreement between Registrant and BISYS
                        Fund Services, Inc., dated October 31, 1997, is incorporated by reference from Exhibit 9(b) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April 29, 1998) on Form N-1A.



                    (c) Administration Agreement between Registrant and BISYS
                        Fund Services Limited Partnership, dated October 31, 1997, is incorporated by reference from Exhibit 9(c) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April 29, 1998) on Form N-1A.

                    (d) Form of Service Plan is incorporated by reference from
                        Exhibit 9(d) to Pre-Effective Amendment No. 2 to the Funds' Registration Statement filed on October 3, 1997 on Form N-1A.

                    (e) Forms of service agreements pursuant to Service Plan
                        referred to herein as Exhibit 9(d) is incorporated by reference from Exhibit 9(e) to Pre-Effective Amendment No. 2 to the Funds' Registration Statement filed on October 3, 1997 on Form N-1A.

               (10) Opinion and Consent of Counsel as to legality of shares being registered is filed herewith.


               (11) Consent of Ropes & Gray is filed herewith.


               (12) Not applicable.


               (13) Purchase Agreement between the Registrant and BISYS Fund
                    Services, dated September 26, 1997, is incorporated by reference from Exhibit 13 to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April 29,
                    1998) on Form N-1A.


               (14) Not applicable.


               (15) (a) Distribution and Shareholder Services Plan between the
                    Registrant and BISYS Fund Services Limited Partnership, dated October 21, 1997, is incorporated by reference from
                    Exhibit 15(a) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April
                    29, 1998) on Form N-1A.


                    (b) Forms of Servicing Agreement pursuant to Distribution and Shareholder Services Plan referred to herein as Exhibit 15(a) are incorporated by reference from Exhibit 15(b) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on October 3, 1997 on Form N-1A.

               (16) Performance Calculation Schedules are incorporated by reference from Exhibit 16 to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April 29,
                    1998) on Form N-1A.


               (17) Not applicable.



               (18) Multiple Class Plan, dated October 21, 1997, is incorporated by reference from Exhibit 18 to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April 29,
                    1998) on Form N-1A.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          As of the date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


          Omitted per instructions of Letter from Barry D. Miller, Associate Director, United States Securities and Exchange Commission, to Craig
          S. Tyle, General Counsel, Investment Company Institute (October 2,
          1998).



ITEM 27. INDEMNIFICATION

     Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR


          Sanwa Bank California ("SBCL"), performs investment advisory services for the Registrant. SBCL is a wholly owned subsidiary of The Sanwa Bank Limited, of Japan. Its principal offices are located at 601 South Figueroa Street, Los Angeles, California 90017. Established in 1972, SBCL provides a full range of personal and business banking services through a network of more than 100 branches and offices statewide. SBCL has approximately $8 billion in assets.


          To the knowledge of Registrant, none of the directors or officers of SBCL, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of SBCL also hold positions with The Sanwa Bank Limited, of Japan or its other subsidiaries.

          Listed below are the directors and certain principal executive officers of SBCL, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:


NAME AND POSITION              OTHER BUSINESS, PROFESSION, VOCATION, OR EMPLOYMENT
-----------------              ---------------------------------------------------
Teruyoshi Yasufuky             Chairman of the Board, SBCL; Counselor, Sanwa Research Institute

Steven D. Broidy               Director, SBCL; Vice Chairman and Chief Administrative Officer, City National Bank

Robert C. Cooke                Director, SBCL

Robert C. Corteway             Director, SBCL


Vilma Martinez                 Director, SBCL; Litigation Partner, Munger, Tolles & Olson

James M. Rosser, Ph.D.         Director, SBCL; President, California State University at Los Angeles

Cynthia Ann Telles, Ph.D.      Director, SBCL; Director, Spanish Speaking Psychosocial Clinic, The Neuropsychiatric
                               Institute and Hospital Department of Psychiatry and Behavioral Sciences, UCLA School of
                               Medicine

James C. Van Horne             Director, SBCL; A.P. Gianniani Professor of Finance at the Graduate School of Business at
                               Stanford University

Tamio Takakura                 President and Chief Executive Officer, SBCL

Kazuyoshi Kuwahata             Vice Chairman & Chief Line Officer, SBCL

Howard N. Gould                Vice Chairman & Chief Administrative Officer, SBCL


ITEM 29. PRINCIPAL UNDERWRITER


     (a) BISYS Fund Services acts as distributor for the Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth Mutual Funds, The ARCH Fund, Inc., THE BB&T Mutual Funds Group, The Coventry Group, ESC Strategic Funds, Inc., Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., INTRUST Funds, The Kent Funds, Magna Funds, Meyers Investment Trust, MMA Praxis Mutual Funds, The M.S.D.&T Funds, Inc., Pacific Capital Funds, The Parkstone Group of Funds, The Parkstone Advantage Funds, Pegasus Funds, The Republic Funds Trust, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., SBSF Funds, Inc. d/b/a Key Mutual Funds, Sefton Funds, The Sessions Group, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Funds, and Vintage Mutual Funds, each of which is a management investment company. The parent of BISYS Fund Services, Inc. (the sole general partner of BISYS Fund Services) is The BISYS Group, Inc.


     (b) Partners of BISYS Fund Services as of the date of this Part C are as follows:

                                 Positions and              Positions and
Name and Principal               Offices with The           Offices with
Business Addresses               Winsbury Company           The Registrant
------------------               ----------------           --------------

The BISYS Group, Inc.            Sole Shareholder           None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.        Sole General               None
3435 Stelzer Road                  Partner
Columbus, OH  43219

WC Subsidiary Corporation        Sole Limited Partner       None
150 Clove Road
Little Falls, NJ 07424

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

          (1) Sanwa Bank California, 601 S. Figueroa Street, Los Angeles, California 90017 (records relating to the Advisor's functions as investment adviser).


          (2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and distributor).


          (3) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its function as custodian).

          (4) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, By-Laws, and Minute Books).

          (5) BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent and fund accountant).


ITEM 31. MANAGEMENT SERVICES

          None.

ITEM 32. UNDERTAKINGS

          Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of
          Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 23rd day of November, 1998.

                                                   Eureka Funds


                                                   By:/s/ Larry Layne*
                                                      -------------------------
                                                        Larry Layne
                                                        Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of the Eureka Funds has been signed below by the following persons in the capacities and on the dates indicated:


Signature                                   Capacity                         Date
---------                                   --------                         ----
                                            Chairman of the Board
/s/ Larry Layne*                            and Trustee                 November 23, 1998
-----------------------------
    Larry Layne

/s/ Masaki Horioka*                         Trustee                     November 23, 1998
---------------------------
    Masaki Horioka

/s/ Walter F. Beran*                        Trustee                     November 23, 1998
----------------------------
     Walter F. Beran

/s/ David L. Buell*                         Trustee                     November 23, 1998
-----------------------------
     David L. Buell

/s/ Donald H. Livingstone*                  Trustee                     November 23, 1998
--------------------------
     Donald H. Livingstone

/s/ Irimga McKay*                           President                   November 23, 1998
---------------------------
    Irimga McKay

/s/ Martin R. Dean*                         Treasurer                   November 23, 1998
----------------------------
    Martin R. Dean

*By:    Alyssa Albertelli
    --------------------------
        Alyssa Albertelli
        Attorney-In-Fact

                                POWER OF ATTORNEY

     The undersigned, each being a Trustee of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Brian L. Murray, Jr., and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



SIGNATURE                                   CAPACITY                                         DATE
---------                                   --------                                         ----

/s/ Larry Layne                             Trustee                                     October 21, 1997
--------------------
Larry Layne


/s/ Masaki Horioka                          Trustee                                     October 21, 1997
--------------------
Masaki Horioka


/s/ Walter F. Beran                         Trustee                                     October 21, 1997
-------------------
Walter F. Beran


/s/ David L. Buell                          Trustee                                     October 21, 1997
------------------
David L. Buell


/s/ Donald H. Livingstone                   Trustee                                     October 21, 1997
-------------------------
Donald H. Livingstone

                                POWER OF ATTORNEY

     The undersigned, being the President of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Brian L. Murray, Jr., and Alyssa Albertelli, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


SIGNATURE                                   CAPACITY                      DATE
---------                                   --------                      ----

/s/ Irimga McKay                            President                February 20, 1998
-------------------
Irimga McKay

                                POWER OF ATTORNEY

     The undersigned, being the Treasurer of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Brian L. Murray, Jr., and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


SIGNATURE                                   CAPACITY                      DATE
---------                                   --------                      ----

/s/ Martin R. Dean                          Treasurer                February 20, 1998
------------------
Martin R. Dean

                                 Exhibit Index

EXHIBIT NO.                DESCRIPTION                                                           PAGE
-----------                -----------                                                           ----


(1)               (B)      Amended and Restated Agreement and Declaration of Trust



(10)              Opinion and Consent of Counsel

(11)              Consent of Ropes & Gray


                                       -4-